BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 98.7%
Aerospace & Defense — 0.8%
AAR Corp.
(a)
...................... 4,185 $ 174,305
Aerojet Rocketdyne Holdings, Inc. ....... 8,836 414,939
AeroVironment, Inc.
(a)
................ 2,653 307,907
Astronics Corp.
(a)
................... 3,006 54,228
Cubic Corp. ...................... 3,899 290,748
Ducommun, Inc.
(a)
.................. 1,401 84,060
Kaman Corp. ..................... 3,506 179,823
Kratos Defense & Security Solutions, Inc.
(a)(b)
15,077 411,301
Maxar Technologies, Inc. .............. 8,845 334,518
Moog, Inc., Class A ................. 3,626 301,502
National Presto Industries, Inc. .......... 667 68,081
PAE, Inc.
(a)
....................... 6,825 61,561
Park Aerospace Corp. ................ 2,399 31,715
Parsons Corp.
(a)
.................... 2,701 109,228
Triumph Group, Inc.
(a)
................ 6,145 112,945
Vectrus, Inc.
(a)
..................... 1,336 71,396
3,008,257
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
...... 7,110 208,039
Atlas Air Worldwide Holdings, Inc.
(a)
...... 3,275 197,941
Echo Global Logistics, Inc.
(a)
........... 3,192 100,261
Forward Air Corp. .................. 3,395 301,510
Hub Group, Inc., Class A
(a)
............. 4,050 272,484
Radiant Logistics, Inc.
(a)
.............. 5,513 38,315
1,118,550
Airlines — 0.4%
(a)
Allegiant Travel Co.
(b)
................ 1,613 393,669
Hawaiian Holdings, Inc.
(b)
............. 5,828 155,433
Mesa Air Group, Inc. ................. 4,257 57,257
SkyWest, Inc. ..................... 6,113 333,036
Spirit Airlines, Inc. .................. 12,145 448,150
1,387,545
Auto Components — 1.4%
Adient plc
(a)
....................... 11,708 517,494
American Axle & Manufacturing Holdings, Inc.
(a)
14,275 137,896
Cooper Tire & Rubber Co. ............. 6,306 353,010
Cooper-Standard Holdings, Inc.
(a)
........ 2,016 73,221
Dana, Inc. ........................ 17,946 436,626
Dorman Products, Inc.
(a)
.............. 3,266 335,222
Fox Factory Holding Corp.
(a)(b)
.......... 5,131 651,945
Gentherm, Inc.
(a)
................... 4,053 300,368
Goodyear Tire & Rubber Co. (The)
(a)
...... 28,555 501,711
LCI Industries ..................... 3,039 401,999
Modine Manufacturing Co.
(a)
........... 6,092 89,979
Motorcar Parts of America, Inc.
(a)
........ 2,527 56,858
Patrick Industries, Inc. ............... 2,761 234,685
Standard Motor Products, Inc. .......... 2,664 110,769
Stoneridge, Inc.
(a)
................... 3,097 98,516
Tenneco, Inc., Class A
(a)
.............. 6,755 72,414
Visteon Corp.
(a)
.................... 3,435 418,898
XPEL, Inc.
(a)
...................... 2,154 111,857
4,903,468
Automobiles — 0.1%
Winnebago Industries, Inc. ............ 3,869 296,791
Workhorse Group, Inc.
(a)
.............. 11,602 159,760
456,551
Banks — 8.5%
1st Constitution Bancorp .............. 1,123 19,776
1st Source Corp. ................... 1,907 90,735
ACNB Corp. ...................... 1,165 34,134
Allegiance Bancshares, Inc. ............ 2,392 96,972
Security
Shares
Shares Value
Banks (continued)
Altabancorp ...................... 2,152 $ 90,470
Amalgamated Financial Corp. .......... 1,859 30,841
Amerant Bancorp, Inc.
(a)
.............. 3,010 55,896
American National Bankshares, Inc. ...... 1,431 47,323
Ameris Bancorp
(b)
................... 8,220 431,632
Ames National Corp. ................ 1,235 31,591
Arrow Financial Corp. ................ 1,719 57,260
Atlantic Capital Bancshares, Inc.
(a)
....... 2,294 55,285
Atlantic Union Bankshares Corp. ........ 9,681 371,363
Auburn National BanCorp, Inc. .......... 297 11,396
Banc of California, Inc. ............... 5,374 97,162
BancFirst Corp. .................... 2,339 165,344
Bancorp, Inc. (The)
(a)
................ 6,370 131,986
BancorpSouth Bank ................. 12,280 398,854
Bank First Corp. ................... 821 61,567
Bank of Commerce Holdings ........... 2,460 31,365
Bank of Marin Bancorp ............... 1,471 57,604
Bank of NT Butterfield & Son Ltd. (The) .... 6,269 239,601
Bank of Princeton (The) .............. 734 21,007
Bank7 Corp. ...................... 476 8,382
BankFinancial Corp. ................. 1,966 20,289
BankUnited, Inc. ................... 11,436 502,612
Bankwell Financial Group, Inc. .......... 917 24,713
Banner Corp. ..................... 4,281 228,306
Bar Harbor Bankshares .............. 2,025 59,575
BayCom Corp.
(a)
................... 1,448 26,093
BCB Bancorp, Inc. .................. 1,943 26,813
Berkshire Hills Bancorp, Inc. ........... 5,372 119,903
Boston Private Financial Holdings, Inc. .... 10,176 135,544
Brookline Bancorp, Inc. ............... 9,436 141,540
Bryn Mawr Bank Corp. ............... 2,411 109,725
Business First Bancshares, Inc. ......... 2,380 56,953
Byline Bancorp, Inc. ................. 3,297 69,732
C&F Financial Corp. ................. 476 21,082
Cadence BanCorp .................. 15,404 319,325
California Bancorp, Inc.
(a)
............. 854 15,210
Cambridge Bancorp ................. 824 69,480
Camden National Corp.
(b)
............. 1,751 83,803
Capital Bancorp, Inc.
(a)
............... 1,075 20,737
Capital City Bank Group, Inc. ........... 1,796 46,732
Capstar Financial Holdings, Inc. ......... 1,928 33,258
Carter Bankshares, Inc.
(a)
............. 3,017 42,117
Cathay General Bancorp .............. 9,401 383,373
CB Financial Services, Inc. ............ 531 11,751
CBTX, Inc. ....................... 2,113 64,911
Central Pacific Financial Corp. .......... 3,650 97,382
Central Valley Community Bancorp ....... 1,626 29,935
Century Bancorp, Inc., Class A .......... 369 34,431
Chemung Financial Corp. ............. 478 19,990
ChoiceOne Financial Services, Inc. ....... 866 20,827
CIT Group, Inc. .................... 12,228 629,864
Citizens & Northern Corp. ............. 1,785 42,447
Citizens Holding Co.
(b)
................ 526 10,467
City Holding Co. ................... 1,997 163,315
Civista Bancshares, Inc. .............. 2,041 46,821
CNB Financial Corp. ................. 2,069 50,918
Coastal Financial Corp.
(a)
............. 1,119 29,340
Codorus Valley Bancorp, Inc. ........... 1,282 23,602
Colony Bankcorp, Inc. ............... 918 14,321
Columbia Banking System, Inc. ......... 8,946 385,483
Community Bank System, Inc. .......... 6,562 503,437
Community Bankers Trust Corp. ......... 2,934 25,878
Community Financial Corp. (The) ........ 631 21,612
Community Trust Bancorp, Inc. ......... 1,813 79,826
ConnectOne Bancorp, Inc. ............ 4,440 112,554

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Banks (continued)
County Bancorp, Inc. ................ 532 $ 12,752
CrossFirst Bankshares, Inc.
(a)
........... 6,338 87,401
Customers Bancorp, Inc.
(a)
............. 2,596 82,605
CVB Financial Corp. ................. 16,026 354,014
Dime Community Bancshares, Inc.
(b)
...... 4,230 127,492
Eagle Bancorp Montana, Inc. ........... 568 13,814
Eagle Bancorp, Inc. ................. 3,892 207,093
Eastern Bankshares, Inc. ............. 20,803 401,290
Enterprise Bancorp, Inc. .............. 1,148 37,333
Enterprise Financial Services Corp. ...... 2,848 140,805
Equity Bancshares, Inc., Class A
(a)
....... 1,569 42,991
Esquire Financial Holdings, Inc.
(a)
........ 828 18,887
Evans Bancorp, Inc. ................. 678 22,977
Farmers & Merchants Bancorp, Inc.
(b)
..... 1,355 34,065
Farmers National Banc Corp. ........... 3,365 56,195
FB Financial Corp. .................. 3,956 175,884
Fidelity D&D Bancorp, Inc. ............. 528 32,472
Financial Institutions, Inc. ............. 1,844 55,855
First Bancorp ..................... 3,236 140,766
First BanCorp ..................... 26,653 300,113
First Bancorp, Inc. (The) .............. 1,388 40,516
First Bancshares, Inc. (The) ............ 2,726 99,799
First Bank ........................ 2,179 26,518
First Busey Corp. ................... 6,007 154,080
First Business Financial Services, Inc. ..... 1,115 27,574
First Capital, Inc. ................... 423 20,604
First Choice Bancorp ................ 1,540 37,437
First Commonwealth Financial Corp. ...... 9,378 134,762
First Community Bankshares, Inc. ....... 2,334 69,997
First Community Corp. ............... 721 14,384
First Financial Bancorp ............... 12,036 288,864
First Financial Bankshares, Inc. ......... 15,957 745,671
First Financial Corp. ................. 1,758 79,128
First Foundation, Inc. ................ 4,749 111,412
First Guaranty Bancshares, Inc. ......... 738 13,218
First Internet Bancorp ................ 1,295 45,623
First Interstate BancSystem, Inc., Class A .. 4,965 228,589
First Merchants Corp. ................ 6,578 305,877
First Mid Bancshares, Inc. ............. 1,948 85,576
First Midwest Bancorp, Inc. ............ 14,165 310,355
First Northwest Bancorp .............. 1,103 18,332
First of Long Island Corp. (The) ......... 3,134 66,597
First Savings Financial Group, Inc. ....... 220 14,771
First United Corp. .................. 779 13,726
First Western Financial, Inc.
(a)
.......... 637 15,931
Flushing Financial Corp. .............. 3,679 78,105
FNCB Bancorp, Inc. ................. 2,251 16,973
Franklin Financial Services Corp. ........ 541 16,868
Fulton Financial Corp. ................ 19,744 336,240
FVCBankcorp, Inc.
(a)
................. 1,570 27,192
German American Bancorp, Inc. ......... 3,058 141,341
Glacier Bancorp, Inc. ................ 11,925 680,679
Great Southern Bancorp, Inc. ........... 1,254 71,064
Great Western Bancorp, Inc. ........... 6,565 198,854
Guaranty Bancshares, Inc. ............ 794 29,180
Hancock Whitney Corp. .............. 10,726 450,599
Hanmi Financial Corp. ............... 3,597 70,969
HarborOne Bancorp, Inc. ............. 6,008 80,928
Hawthorn Bancshares, Inc.
(b)
........... 750 15,968
HBT Financial, Inc. .................. 1,397 23,917
Heartland Financial USA, Inc. .......... 4,338 218,028
Heritage Commerce Corp. ............. 6,616 80,848
Heritage Financial Corp.
(b)
............. 4,419 124,793
Hilltop Holdings, Inc. ................. 8,145 277,989
Home BancShares, Inc.
(b)
............. 19,122 517,250
Security
Shares
Shares Value
Banks (continued)
HomeTrust Bancshares, Inc. ........... 2,143 $ 52,182
Hope Bancorp, Inc. ................. 14,042 211,473
Horizon Bancorp, Inc. ................ 5,134 95,390
Howard Bancorp, Inc.
(a)
............... 1,869 30,726
Independent Bank Corp. .............. 6,588 403,632
Independent Bank Group, Inc. .......... 4,610 333,026
International Bancshares Corp. ......... 6,627 307,625
Investar Holding Corp. ............... 1,325 27,229
Investors Bancorp, Inc.
(b)
.............. 28,663 421,059
Lakeland Bancorp, Inc. ............... 5,504 95,935
Lakeland Financial Corp.
(b)
............ 2,978 206,048
Landmark Bancorp, Inc. .............. 399 10,542
LCNB Corp. ...................... 1,678 29,365
Level One Bancorp, Inc. .............. 774 19,954
Limestone Bancorp, Inc.
(a)
............. 577 9,145
Live Oak Bancshares, Inc. ............. 3,483 238,551
Macatawa Bank Corp. ............... 3,277 32,606
Mackinac Financial Corp. ............. 1,132 15,871
MainStreet Bancshares, Inc.
(a)
.......... 915 18,995
Mercantile Bank Corp. ............... 2,155 69,973
Meridian Corp. .................... 551 14,326
Metrocity Bankshares, Inc. ............ 2,420 37,220
Metropolitan Bank Holding Corp.
(a)
....... 951 47,892
Mid Penn Bancorp, Inc. ............... 927 24,853
Middlefield Banc Corp. ............... 717 15,028
Midland States Bancorp, Inc. ........... 2,446 67,852
MidWestOne Financial Group, Inc. ....... 1,929 59,741
MVB Financial Corp. ................ 1,269 42,892
National Bank Holdings Corp., Class A .... 3,529 140,031
National Bankshares, Inc. ............. 887 31,497
NBT Bancorp, Inc. .................. 5,401 215,500
Nicolet Bankshares, Inc.
(a)
............. 1,078 89,970
Northeast Bank .................... 860 22,695
Northrim BanCorp, Inc. ............... 634 26,951
Norwood Financial Corp. .............. 821 21,847
Oak Valley Bancorp ................. 869 14,903
OceanFirst Financial Corp. ............ 7,240 173,326
OFG Bancorp ..................... 5,764 130,382
Ohio Valley Banc Corp. ............... 517 12,553
Old National Bancorp ................ 20,282 392,254
Old Second Bancorp, Inc. ............. 3,856 50,938
Origin Bancorp, Inc. ................. 2,812 119,257
Orrstown Financial Services, Inc. ........ 1,383 30,841
Pacific Premier Bancorp, Inc.
(b)
.......... 10,017 435,138
Park National Corp. ................. 1,782 230,413
Parke Bancorp, Inc. ................. 1,531 30,605
Partners Bancorp ................... 828 6,053
PCB Bancorp
(b)
.................... 1,660 24,900
Peapack-Gladstone Financial Corp. ...... 2,064 63,736
Penns Woods Bancorp, Inc.
(b)
.......... 859 20,693
Peoples Bancorp of North Carolina, Inc. ... 599 14,160
Peoples Bancorp, Inc. ............... 2,160 71,647
Peoples Financial Services Corp. ........ 912 38,523
Plumas Bancorp ................... 557 16,292
Preferred Bank .................... 1,661 105,772
Premier Financial Bancorp, Inc. ......... 1,798 33,425
Primis Financial Corp. ................ 2,595 37,731
Professional Holding Corp., Class A
(a)
..... 1,273 23,385
QCR Holdings, Inc. ................. 2,000 94,440
RBB Bancorp ..................... 2,205 44,695
Red River Bancshares, Inc. ............ 654 36,631
Reliant Bancorp, Inc. ................ 2,049 58,847
Renasant Corp.
(b)
................... 6,498 268,887
Republic Bancorp, Inc., Class A ......... 1,275 56,470
Republic First Bancorp, Inc.
(a)
........... 5,329 20,090

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Banks (continued)
Richmond Mutual BanCorp, Inc.
(b)
........ 1,765 $ 23,933
S&T Bancorp, Inc.
(b)
................. 4,105 137,518
Salisbury Bancorp, Inc. ............... 317 14,078
Sandy Spring Bancorp, Inc. ............ 5,669 246,205
SB Financial Group, Inc. .............. 817 14,918
Seacoast Banking Corp. of Florida
(a)(b)
..... 6,044 219,035
Select Bancorp, Inc.
(a)
................ 2,076 22,981
ServisFirst Bancshares, Inc. ........... 6,086 373,254
Shore Bancshares, Inc.
(b)
............. 1,707 29,053
Sierra Bancorp .................... 1,873 50,196
Silvergate Capital Corp., Class A
(a)
....... 2,414 343,198
Simmons First National Corp., Class A .... 13,302 394,670
SmartFinancial, Inc. ................. 1,683 36,437
South Plains Financial, Inc. ............ 1,349 30,649
South State Corp. .................. 8,657 679,661
Southern First Bancshares, Inc.
(a)
........ 986 46,224
Southside Bancshares, Inc. ............ 3,995 153,847
Spirit of Texas Bancshares, Inc. ......... 1,910 42,612
Stock Yards Bancorp, Inc. ............. 2,613 133,420
Summit Financial Group, Inc. ........... 1,524 40,462
Texas Capital Bancshares, Inc.
(a)
........ 6,218 440,981
Tompkins Financial Corp. ............. 1,652 136,620
Towne Bank ...................... 8,226 250,070
TriCo Bancshares
(b)
................. 3,284 155,563
TriState Capital Holdings, Inc.
(a)
......... 3,194 73,654
Triumph Bancorp, Inc.
(a)
.............. 2,766 214,061
Trustmark Corp. ................... 7,679 258,475
UMB Financial Corp. ................ 5,357 494,612
United Bankshares, Inc.
(b)
............. 15,375 593,168
United Community Banks, Inc. .......... 9,592 327,279
United Security Bancshares ............ 2,059 16,863
Unity Bancorp, Inc. .................. 966 21,252
Univest Financial Corp. ............... 3,337 95,405
Valley National Bancorp .............. 49,740 683,428
Veritex Holdings, Inc. ................ 6,047 197,858
Washington Trust Bancorp, Inc. ......... 2,201 113,638
WesBanco, Inc.
(b)
................... 8,024 289,345
West BanCorp, Inc. ................. 2,109 50,806
Westamerica BanCorp ............... 3,195 200,582
30,176,123
Beverages — 0.3%
Celsius Holdings, Inc.
(a)
............... 4,355 209,258
Coca-Cola Consolidated, Inc. ........... 602 173,846
MGP Ingredients, Inc.
(b)
............... 1,541 91,150
National Beverage Corp. .............. 2,996 146,534
NewAge, Inc.
(a)
.................... 12,030 34,406
Primo Water Corp. .................. 19,371 314,972
970,166
Biotechnology — 9.8%
(a)
4D Molecular Therapeutics, Inc. ......... 931 40,387
89bio, Inc. ....................... 838 19,844
Abeona Therapeutics, Inc. ............. 8,145 15,313
ADMA Biologics, Inc.
(b)
............... 8,758 15,414
Adverum Biotechnologies, Inc. .......... 11,198 110,412
Aeglea BioTherapeutics, Inc. ........... 5,672 44,922
Affimed NV ....................... 13,901 109,957
Agenus, Inc. ...................... 20,268 55,129
Akebia Therapeutics, Inc. ............. 17,574 59,488
Akero Therapeutics, Inc. .............. 1,744 50,593
Akouos, Inc. ...................... 2,960 41,055
Albireo Pharma, Inc. ................. 2,142 75,505
Alector, Inc. ...................... 5,429 109,340
Aligos Therapeutics, Inc. .............. 1,234 28,061
Allakos, Inc. ...................... 3,252 373,265
Security
Shares
Shares Value
Biotechnology (continued)
Allogene Therapeutics, Inc. ............ 6,605 $ 233,157
Allovir, Inc. ....................... 3,606 84,380
ALX Oncology Holdings, Inc. ........... 2,146 158,246
Amicus Therapeutics, Inc. ............. 31,805 314,233
AnaptysBio, Inc. ................... 2,764 59,564
Anavex Life Sciences Corp.
(b)
........... 7,223 107,984
Anika Therapeutics, Inc. .............. 1,778 72,525
Annexon, Inc. ..................... 3,258 90,703
Apellis Pharmaceuticals, Inc. ........... 7,504 321,997
Applied Genetic Technologies Corp.
(b)
..... 5,092 25,816
Applied Molecular Transport, Inc. ........ 2,742 120,675
Applied Therapeutics, Inc. ............. 1,799 33,740
Aprea Therapeutics, Inc. .............. 969 4,942
Aptinyx, Inc. ...................... 3,192 9,576
Aravive, Inc. ...................... 1,621 10,682
Arcturus Therapeutics Holdings, Inc. ...... 2,492 102,920
Arcus Biosciences, Inc. ............... 5,127 143,966
Arcutis Biotherapeutics, Inc. ........... 3,000 86,790
Ardelyx, Inc. ...................... 9,806 64,916
Arena Pharmaceuticals, Inc. ........... 7,170 497,526
Arrowhead Pharmaceuticals, Inc. ........ 12,647 838,623
Assembly Biosciences, Inc. ............ 4,131 19,003
Atara Biotherapeutics, Inc. ............. 9,775 140,369
Athenex, Inc. ...................... 8,835 37,990
Athersys, Inc.
(b)
.................... 23,206 41,771
Atreca, Inc., Class A ................. 3,565 54,651
AVEO Pharmaceuticals, Inc. ........... 3,029 22,172
Avid Bioservices, Inc. ................ 7,456 135,923
Avidity Biosciences, Inc. .............. 3,722 81,177
Avrobio, Inc. ...................... 4,197 53,260
Axcella Health, Inc. ................. 1,539 7,326
Beam Therapeutics, Inc.
(b)
............. 4,945 395,798
Beyondspring, Inc. .................. 2,642 29,247
BioAtla, Inc. ...................... 1,415 71,939
BioCryst Pharmaceuticals, Inc. .......... 21,864 222,357
Biohaven Pharmaceutical Holding Co. Ltd. .. 5,966 407,776
Bioxcel Therapeutics, Inc. ............. 1,631 70,394
Black Diamond Therapeutics, Inc. ........ 2,325 56,404
Blueprint Medicines Corp.
(b)
............ 6,837 664,762
Bolt Biotherapeutics, Inc. .............. 1,511 49,727
BrainStorm Cell Therapeutics, Inc. ....... 3,565 13,654
Bridgebio Pharma, Inc.
(b)
.............. 11,718 721,829
C4 Therapeutics, Inc. ................ 1,318 48,753
Cabaletta Bio, Inc. .................. 1,654 18,359
Calithera Biosciences, Inc. ............ 8,808 21,315
Calyxt, Inc.
(b)
...................... 1,679 10,108
CareDx, Inc. ...................... 6,212 422,975
CASI Pharmaceuticals, Inc. ............ 7,215 17,316
Catabasis Pharmaceuticals, Inc. ......... 2,397 6,927
Catalyst Biosciences, Inc. ............. 4,208 21,208
Catalyst Pharmaceuticals, Inc. .......... 12,807 59,040
CEL-SCI Corp.
(b)
................... 4,295 65,327
Centogene NV .................... 1,223 14,835
Checkmate Pharmaceuticals, Inc. ........ 1,393 16,911
Checkpoint Therapeutics, Inc. .......... 5,816 18,262
ChemoCentryx, Inc. ................. 6,103 312,718
Chimerix, Inc. ..................... 7,569 72,965
Chinook Therapeutics, Inc. ............ 1,703 26,465
Cidara Therapeutics, Inc.
(b)
............ 4,335 11,531
Clovis Oncology, Inc.
(b)
............... 10,720 75,254
Codiak Biosciences, Inc. .............. 623 9,395
Cohbar, Inc. ...................... 2,690 3,658
Coherus Biosciences, Inc. ............. 7,438 108,669
Concert Pharmaceuticals, Inc. .......... 3,852 19,221
Constellation Pharmaceuticals, Inc. ....... 3,962 92,671

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Biotechnology (continued)
ContraFect Corp. ................... 3,191 $ 15,317
Corbus Pharmaceuticals Holdings, Inc. .... 8,897 17,527
Cortexyme, Inc. .................... 2,020 72,781
Crinetics Pharmaceuticals, Inc. ......... 3,606 55,100
Cue Biopharma, Inc. ................. 3,737 45,591
Cullinan Oncology, Inc. ............... 1,610 67,089
Cyclerion Therapeutics, Inc. ............ 3,184 8,883
Cytokinetics, Inc. ................... 8,145 189,453
CytomX Therapeutics, Inc. ............ 7,479 57,813
Decibel Therapeutics, Inc. ............. 780 8,861
Deciphera Pharmaceuticals, Inc. ........ 4,858 217,833
Denali Therapeutics, Inc.
(b)
............ 7,798 445,266
DermTech, Inc. .................... 1,263 64,148
Dicerna Pharmaceuticals, Inc. .......... 8,321 212,768
Dyadic International, Inc. .............. 2,603 14,290
Dynavax Technologies Corp. ........... 13,560 133,295
Dyne Therapeutics, Inc. .............. 1,717 26,665
Eagle Pharmaceuticals, Inc. ........... 1,188 49,587
Editas Medicine, Inc. ................ 8,257 346,794
Eiger BioPharmaceuticals, Inc. .......... 4,261 37,710
Emergent BioSolutions, Inc. ............ 5,636 523,641
Enanta Pharmaceuticals, Inc. ........... 2,326 114,718
Enochian Biosciences, Inc. ............ 1,565 5,540
Epizyme, Inc. ..................... 11,442 99,660
Esperion Therapeutics, Inc. ............ 3,307 92,761
Evelo Biosciences, Inc. ............... 2,513 26,889
Exicure, Inc. ...................... 7,628 16,629
Fate Therapeutics, Inc.
(b)
.............. 9,465 780,389
Fennec Pharmaceuticals, Inc. .......... 2,850 17,698
FibroGen, Inc. ..................... 10,381 360,325
Five Prime Therapeutics, Inc. ........... 3,984 150,077
Flexion Therapeutics, Inc. ............. 5,606 50,174
Foghorn Therapeutics, Inc. ............ 870 11,467
Forma Therapeutics Holdings, Inc. ....... 3,693 103,478
Fortress Biotech, Inc. ................ 7,433 26,238
Frequency Therapeutics, Inc. ........... 3,242 30,799
G1 Therapeutics, Inc. ................ 4,189 100,787
Galectin Therapeutics, Inc.
(b)
........... 5,213 11,312
Galera Therapeutics, Inc. ............. 1,042 9,190
Generation Bio Co. ................. 4,949 140,849
Genprex, Inc. ..................... 3,756 16,188
Geron Corp. ...................... 36,869 58,253
GlycoMimetics, Inc.
(b)
................ 4,523 13,614
Gossamer Bio, Inc. ................. 7,287 67,405
Gritstone Oncology, Inc.
(b)
............. 3,986 37,588
Halozyme Therapeutics, Inc. ........... 16,486 687,301
Harpoon Therapeutics, Inc. ............ 1,407 29,434
Heron Therapeutics, Inc. .............. 10,677 173,074
Homology Medicines, Inc. ............. 4,578 43,079
Hookipa Pharma, Inc.
(b)
............... 1,622 21,816
iBio, Inc. ......................... 26,216 40,373
Ideaya Biosciences, Inc. .............. 2,250 52,875
IGM Biosciences, Inc. ................ 957 73,392
Immunic, Inc. ..................... 512 8,161
ImmunityBio, Inc.
(b)
.................. 3,876 92,016
ImmunoGen, Inc. ................... 23,206 187,969
Immunome, Inc. .................... 354 11,994
Immunovant, Inc. ................... 4,804 77,056
Inhibrx, Inc. ....................... 1,016 20,391
Inovio Pharmaceuticals, Inc. ........... 22,834 211,900
Inozyme Pharma, Inc. ................ 1,532 30,334
Insmed, Inc.
(b)
..................... 12,548 427,385
Intellia Therapeutics, Inc. ............. 6,797 545,493
Intercept Pharmaceuticals, Inc. ......... 3,319 76,603
Invitae Corp.
(b)
..................... 15,026 574,143
Security
Shares
Shares Value
Biotechnology (continued)
Ironwood Pharmaceuticals, Inc. ......... 20,142 $ 225,188
iTeos Therapeutics, Inc. .............. 2,399 81,998
IVERIC bio, Inc. .................... 10,285 63,561
Jounce Therapeutics, Inc. ............. 2,248 23,087
Kadmon Holdings, Inc. ............... 21,746 84,592
KalVista Pharmaceuticals, Inc. .......... 2,344 60,217
Karuna Therapeutics, Inc.
(b)
............ 1,995 239,859
Karyopharm Therapeutics, Inc. .......... 8,968 94,343
Keros Therapeutics, Inc. .............. 1,668 102,665
Kezar Life Sciences, Inc. .............. 3,709 22,106
Kindred Biosciences, Inc. ............. 4,771 23,712
Kiniksa Pharmaceuticals Ltd., Class A ..... 3,412 63,156
Kinnate Biopharma, Inc. .............. 1,623 50,573
Kodiak Sciences, Inc. ................ 4,092 463,992
Kronos Bio, Inc. .................... 1,825 53,418
Krystal Biotech, Inc. ................. 1,896 146,068
Kura Oncology, Inc. ................. 7,889 223,022
Kymera Therapeutics, Inc. ............. 1,281 49,780
La Jolla Pharmaceutical Co. ........... 2,847 12,071
Lexicon Pharmaceuticals, Inc. .......... 5,737 33,676
Ligand Pharmaceuticals, Inc. ........... 1,792 273,190
LogicBio Therapeutics, Inc. ............ 1,634 11,896
MacroGenics, Inc. .................. 6,839 217,822
Madrigal Pharmaceuticals, Inc. .......... 1,108 129,603
Magenta Therapeutics, Inc. ............ 2,396 28,369
MannKind Corp. ................... 28,912 113,335
Marker Therapeutics, Inc. ............. 3,653 8,183
MediciNova, Inc.
(b)
.................. 5,798 29,280
MEI Pharma, Inc. ................... 14,148 48,528
MeiraGTx Holdings plc ............... 2,740 39,538
Mersana Therapeutics, Inc. ............ 6,896 111,577
Metacrine, Inc. .................... 965 5,983
Minerva Neurosciences, Inc. ........... 4,064 11,867
Mirati Therapeutics, Inc. .............. 5,306 908,918
Mirum Pharmaceuticals, Inc. ........... 738 14,627
Molecular Templates, Inc. ............. 3,266 41,217
Morphic Holding, Inc. ................ 1,678 106,184
Mustang Bio, Inc. ................... 7,000 23,240
Myriad Genetics, Inc.
(b)
............... 8,772 267,107
Natera, Inc. ....................... 9,396 954,070
Neoleukin Therapeutics, Inc. ........... 3,963 48,785
NeuBase Therapeutics, Inc. ............ 2,327 17,197
NeuroBo Pharmaceuticals, Inc. ......... 499 2,196
NexImmune, Inc.
(b)
.................. 700 13,356
NextCure, Inc. ..................... 2,202 22,042
Nkarta, Inc. ....................... 2,487 81,822
Novavax, Inc. ..................... 7,642 1,385,571
Nurix Therapeutics, Inc. .............. 2,946 91,591
Nymox Pharmaceutical Corp. ........... 5,105 11,333
Olema Pharmaceuticals, Inc. ........... 1,460 48,443
Oncocyte Corp. .................... 8,623 44,753
Oncorus, Inc. ..................... 805 11,206
OPKO Health, Inc. .................. 48,841 209,528
Organogenesis Holdings, Inc. .......... 3,248 59,179
Orgenesis, Inc. .................... 2,226 12,755
ORIC Pharmaceuticals, Inc. ............ 2,813 68,918
Ovid therapeutics, Inc. ............... 5,771 23,199
Oyster Point Pharma, Inc. ............. 674 12,321
Pandion Therapeutics, Inc. ............ 1,545 92,777
Passage Bio, Inc. ................... 3,681 64,344
PhaseBio Pharmaceuticals, Inc. ......... 2,316 8,013
Pieris Pharmaceuticals, Inc. ............ 6,594 16,947
PMV Pharmaceuticals, Inc. ............ 1,720 56,571
Poseida Therapeutics, Inc. ............ 3,943 37,656
Praxis Precision Medicines, Inc. ......... 1,396 45,733

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Precigen, Inc. ..................... 9,207 $ 63,436
Precision BioSciences, Inc. ............ 6,168 63,839
Prelude Therapeutics, Inc. ............. 1,169 50,653
Protagonist Therapeutics, Inc. .......... 4,357 112,846
Protara Therapeutics, Inc. ............. 261 4,108
Prothena Corp. plc .................. 3,738 93,899
PTC Therapeutics, Inc. ............... 7,586 359,197
Puma Biotechnology, Inc. ............. 4,071 39,570
Radius Health, Inc. .................. 5,424 113,145
RAPT Therapeutics, Inc. .............. 1,480 32,856
REGENXBIO, Inc. .................. 4,715 160,829
Relay Therapeutics, Inc. .............. 5,651 195,355
Replimune Group, Inc. ............... 3,053 93,147
REVOLUTION Medicines, Inc. .......... 5,282 242,338
Rhythm Pharmaceuticals, Inc. .......... 4,701 99,990
Rigel Pharmaceuticals, Inc. ............ 22,292 76,239
Rocket Pharmaceuticals, Inc. ........... 4,626 205,256
Rubius Therapeutics, Inc. ............. 4,448 117,872
Sangamo Therapeutics, Inc. ........... 13,878 173,891
Savara, Inc. ...................... 6,299 13,102
Scholar Rock Holding Corp. ............ 3,257 165,000
Scopus Biopharma, Inc. .............. 1,112 9,396
Selecta Biosciences, Inc. ............. 9,045 40,929
Sensei Biotherapeutics, Inc. ........... 807 11,726
Seres Therapeutics, Inc. .............. 6,894 141,947
Shattuck Labs, Inc. ................. 1,644 48,071
Sigilon Therapeutics, Inc. ............. 863 19,288
Silverback Therapeutics, Inc. ........... 1,545 67,408
Soleno Therapeutics, Inc. ............. 7,871 9,917
Solid Biosciences, Inc. ............... 3,427 18,951
Sorrento Therapeutics, Inc. ............ 30,767 254,443
Spectrum Pharmaceuticals, Inc. ......... 18,396 59,971
Spero Therapeutics, Inc. .............. 2,541 37,404
SpringWorks Therapeutics, Inc. ......... 2,947 216,811
Spruce Biosciences, Inc. .............. 812 13,479
SQZ Biotechnologies Co. ............. 521 7,127
Stoke Therapeutics, Inc. .............. 1,683 65,368
Sutro Biopharma, Inc. ................ 3,975 90,471
Syndax Pharmaceuticals, Inc. .......... 3,618 80,898
Syros Pharmaceuticals, Inc. ........... 5,543 41,462
Taysha Gene Therapies, Inc. ........... 989 20,077
TCR2 Therapeutics, Inc. .............. 3,685 81,365
TG Therapeutics, Inc. ................ 15,077 726,711
Translate Bio, Inc. .................. 8,369 138,005
Travere Therapeutics, Inc. ............. 6,774 169,147
Turning Point Therapeutics, Inc.
(b)
........ 4,663 441,073
Twist Bioscience Corp. ............... 5,818 720,617
Tyme Technologies, Inc. .............. 8,098 14,414
Ultragenyx Pharmaceutical, Inc. ......... 7,897 899,152
UNITY Biotechnology, Inc. ............. 4,476 26,856
UroGen Pharma Ltd. ................ 2,634 51,310
Vanda Pharmaceuticals, Inc. ........... 6,413 96,323
Vaxart, Inc. ....................... 5,814 35,175
Vaxcyte, Inc. ...................... 3,528 69,678
VBI Vaccines, Inc. .................. 23,351 72,622
Veracyte, Inc. ..................... 8,284 445,265
Verastem, Inc. ..................... 21,621 53,404
Vericel Corp. ...................... 5,662 314,524
Viking Therapeutics, Inc. .............. 7,408 46,856
Vir Biotechnology, Inc. ............... 6,619 339,356
Vor BioPharma, Inc. ................. 1,368 58,961
Voyager Therapeutics, Inc. ............ 3,525 16,603
vTv Therapeutics, Inc., Class A ......... 1,176 3,316
X4 Pharmaceuticals, Inc. .............. 2,090 17,995
XBiotech, Inc. ..................... 1,847 31,713
Security
Shares
Shares Value
Biotechnology (continued)
Xencor, Inc. ...................... 6,889 $ 296,640
XOMA Corp. ...................... 779 31,791
Y-mAbs Therapeutics, Inc. ............. 3,860 116,726
Zentalis Pharmaceuticals, Inc. .......... 3,673 159,371
ZIOPHARM Oncology, Inc.
(b)
........... 25,493 91,775
34,886,597
Building Products — 1.7%
AAON, Inc.
(b)
...................... 5,117 358,241
Advanced Drainage Systems, Inc. ....... 6,992 722,903
Alpha Pro Tech Ltd.
(a)
................ 1,623 15,840
American Woodmark Corp.
(a)
........... 2,077 204,751
Apogee Enterprises, Inc. .............. 3,287 134,373
Builders FirstSource, Inc.
(a)
............ 25,323 1,174,227
Caesarstone Ltd. ................... 3,044 41,794
Cornerstone Building Brands, Inc.
(a)
...... 5,114 71,749
CSW Industrials, Inc. ................ 1,691 228,285
Gibraltar Industries, Inc.
(a)
............. 4,023 368,145
Griffon Corp. ...................... 5,478 148,837
Insteel Industries, Inc. ................ 2,420 74,633
JELD-WEN Holding, Inc.
(a)
............. 8,449 233,953
Masonite International Corp.
(a)
.......... 3,026 348,716
PGT Innovations, Inc.
(a)
............... 6,929 174,957
Quanex Building Products Corp. ......... 4,145 108,723
Resideo Technologies, Inc.
(a)
........... 17,775 502,144
Simpson Manufacturing Co., Inc. ........ 5,398 559,935
UFP Industries, Inc. ................. 7,383 559,927
6,032,133
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc.,
Class A ....................... 7,020 366,233
AssetMark Financial Holdings, Inc.
(a)
...... 2,168 50,601
Associated Capital Group, Inc., Class A .... 300 10,758
B. Riley Financial, Inc. ............... 2,441 137,624
BGC Partners, Inc., Class A
(b)
.......... 39,188 189,278
Blucora, Inc.
(a)
..................... 5,684 94,582
Brightsphere Investment Group, Inc.
(b)
..... 7,683 156,579
Cohen & Steers, Inc. ................ 2,961 193,442
Cowen, Inc., Class A ................ 3,279 115,257
Diamond Hill Investment Group, Inc. ...... 411 64,120
Donnelley Financial Solutions, Inc.
(a)
...... 3,762 104,696
Federated Hermes, Inc., Class B ........ 11,626 363,894
Focus Financial Partners, Inc., Class A
(a)
... 4,687 195,073
GAMCO Investors, Inc., Class A ......... 630 11,686
Greenhill & Co., Inc. ................. 1,834 30,224
Hamilton Lane, Inc., Class A ........... 4,035 357,340
Houlihan Lokey, Inc. ................. 6,487 431,450
Moelis & Co., Class A ................ 6,534 358,586
Oppenheimer Holdings, Inc., Class A ...... 1,284 51,424
Piper Sandler Cos. .................. 2,183 239,366
PJT Partners, Inc., Class A ............ 2,878 194,697
Pzena Investment Management, Inc., Class A 1,562 16,448
Safeguard Scientifics, Inc.
(a)
............ 2,757 18,803
Sculptor Capital Management, Inc., Class A . 2,074 45,379
Siebert Financial Corp.
(a)
.............. 1,073 4,346
Silvercrest Asset Management Group, Inc.,
Class A ....................... 1,176 16,911
StepStone Group, Inc., Class A ......... 2,372 83,660
Stifel Financial Corp.
(b)
............... 12,429 796,202
StoneX Group, Inc.
(a)
................ 1,976 129,191
Value Line, Inc. .................... 109 3,073
Virtus Investment Partners, Inc. ......... 892 210,066
Waddell & Reed Financial, Inc., Class A .... 7,817 195,816
Westwood Holdings Group, Inc. ......... 1,082 15,646

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Capital Markets (continued)
WisdomTree Investments, Inc. .......... 17,260 $ 107,875
5,360,326
Chemicals — 1.7%
Advanced Emissions Solutions, Inc.
(a)
..... 2,446 13,453
AdvanSix, Inc.
(a)
.................... 3,233 86,709
AgroFresh Solutions, Inc.
(a)
............ 3,650 7,300
American Vanguard Corp. ............. 3,869 78,966
Amyris, Inc.
(a)
..................... 13,415 256,227
Avient Corp. ...................... 11,315 534,860
Balchem Corp. .................... 3,985 499,759
Chase Corp. ...................... 874 101,725
Ferro Corp.
(a)
...................... 10,087 170,067
FutureFuel Corp. ................... 3,429 49,823
GCP Applied Technologies, Inc.
(a)
........ 5,816 142,725
Hawkins, Inc. ..................... 2,572 86,214
HB Fuller Co. ..................... 6,274 394,697
Ingevity Corp.
(a)
.................... 5,187 391,774
Innospec, Inc. ..................... 3,035 311,664
Intrepid Potash, Inc.
(a)
................ 1,251 40,733
Koppers Holdings, Inc.
(a)
.............. 2,429 84,432
Kraton Corp.
(a)
..................... 3,869 141,567
Kronos Worldwide, Inc. ............... 2,839 43,437
Livent Corp.
(a)
..................... 18,010 311,933
Marrone Bio Innovations, Inc.
(a)(b)
........ 8,606 17,987
Minerals Technologies, Inc. ............ 4,164 313,633
Orion Engineered Carbons SA
(a)
......... 7,749 152,810
PQ Group Holdings, Inc. .............. 4,398 73,447
Quaker Chemical Corp.
(b)
............. 1,651 402,464
Rayonier Advanced Materials, Inc.
(a)
...... 7,334 66,519
Sensient Technologies Corp.
(b)
.......... 5,312 414,336
Stepan Co. ....................... 2,640 335,570
Trecora Resources
(a)
................ 3,003 23,333
Tredegar Corp. .................... 3,437 51,589
Trinseo SA ....................... 4,784 304,597
Tronox Holdings plc, Class A ........... 13,328 243,902
6,148,252
Commercial Services & Supplies — 1.9%
ABM Industries, Inc. ................. 8,408 428,892
ACCO Brands Corp. ................. 11,547 97,457
Brady Corp., Class A ................ 5,871 313,805
BrightView Holdings, Inc.
(a)
............ 4,891 82,511
Brink's Co. (The)
(b)
.................. 6,116 484,571
Casella Waste Systems, Inc., Class A
(a)
.... 5,952 378,369
CECO Environmental Corp.
(a)
........... 4,493 35,630
Cimpress plc
(a)
..................... 2,193 219,585
CompX International, Inc. ............. 284 5,115
CoreCivic, Inc.
(a)(b)
.................. 15,389 139,271
Covanta Holding Corp.
(b)
.............. 15,062 208,759
Deluxe Corp. ...................... 5,120 214,835
Ennis, Inc. ....................... 3,378 72,120
Harsco Corp.
(a)
.................... 9,462 162,273
Healthcare Services Group, Inc.
(b)
........ 9,242 259,053
Heritage-Crystal Clean, Inc.
(a)
........... 2,118 57,461
Herman Miller, Inc. .................. 7,220 297,103
HNI Corp. ........................ 5,188 205,237
Interface, Inc. ..................... 7,026 87,685
KAR Auction Services, Inc.
(a)
........... 15,935 239,025
Kimball International, Inc., Class B ....... 4,802 67,228
Knoll, Inc. ........................ 6,210 102,527
Matthews International Corp., Class A ..... 3,699 146,295
Montrose Environmental Group, Inc.
(a)
..... 2,637 132,351
NL Industries, Inc. .................. 1,105 8,232
Pitney Bowes, Inc. .................. 22,001 181,288
Quad/Graphics, Inc.
(a)
................ 4,541 16,030
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
SP Plus Corp.
(a)
.................... 2,737 $ 89,746
Steelcase, Inc., Class A .............. 10,547 151,771
Team, Inc.
(a)
...................... 3,929 45,301
Tetra Tech, Inc.
(b)
................... 6,700 909,324
UniFirst Corp. ..................... 1,867 417,667
US Ecology, Inc.
(a)
.................. 3,889 161,938
Viad Corp.
(a)
...................... 2,488 103,874
Vidler Water Resouces, Inc.
(a)
.......... 2,314 20,595
VSE Corp. ....................... 1,237 48,862
6,591,786
Communications Equipment — 0.7%
ADTRAN, Inc. ..................... 5,749 95,893
Applied Optoelectronics, Inc.
(a)
.......... 2,737 22,881
CalAmp Corp.
(a)
.................... 4,560 49,476
Calix, Inc.
(a)
....................... 6,415 222,344
Cambium Networks Corp.
(a)
............ 1,081 50,504
Casa Systems, Inc.
(a)
................ 4,450 42,409
Clearfield, Inc.
(a)
.................... 1,468 44,231
Comtech Telecommunications Corp. ...... 3,244 80,581
Digi International, Inc.
(a)
............... 3,731 70,852
DZS, Inc.
(a)
....................... 1,635 25,424
Extreme Networks, Inc.
(a)
.............. 14,854 129,973
Genasys, Inc.
(a)
.................... 4,232 28,312
Harmonic, Inc.
(a)
.................... 12,495 97,961
Infinera Corp.
(a)
.................... 20,198 194,507
Inseego Corp.
(a)(b)
................... 8,825 88,250
KVH Industries, Inc.
(a)
................ 2,325 29,481
NETGEAR, Inc.
(a)
................... 3,658 150,344
NetScout Systems, Inc.
(a)
............. 8,933 251,553
PCTEL, Inc.
(a)
..................... 2,269 15,770
Plantronics, Inc.
(a)(b)
................. 4,295 167,118
Resonant, Inc.
(a)
.................... 6,536 27,713
Ribbon Communications, Inc.
(a)
......... 8,602 70,622
Viavi Solutions, Inc.
(a)
................ 28,242 443,399
2,399,598
Construction & Engineering — 1.5%
Aegion Corp.
(a)
.................... 3,918 112,643
Ameresco, Inc., Class A
(a)
............. 2,998 145,793
API Group Corp.
(a)(c)
................. 17,275 357,247
Arcosa, Inc. ...................... 6,010 391,191
Argan, Inc. ....................... 1,840 98,164
Comfort Systems USA, Inc.
(b)
........... 4,457 333,250
Concrete Pumping Holdings, Inc.
(a)
....... 3,764 27,891
Construction Partners, Inc., Class A
(a)(b)
.... 3,367 100,606
Dycom Industries, Inc.
(a)
.............. 3,824 355,058
EMCOR Group, Inc. ................. 6,761 758,314
Fluor Corp.
(a)
...................... 17,500 404,075
Granite Construction, Inc.
(b)
............ 5,774 232,403
Great Lakes Dredge & Dock Corp.
(a)
...... 7,742 112,878
HC2 Holdings, Inc.
(a)
................. 6,279 24,739
IES Holdings, Inc.
(a)
................. 1,029 51,872
MasTec, Inc.
(a)
..................... 7,056 661,147
Matrix Service Co.
(a)
................. 3,515 46,082
MYR Group, Inc.
(a)
.................. 2,001 143,412
Northwest Pipe Co.
(a)
................ 1,280 42,778
NV5 Global, Inc.
(a)
.................. 1,313 126,796
Primoris Services Corp. .............. 5,843 193,579
Sterling Construction Co., Inc.
(a)
......... 3,250 75,400
Tutor Perini Corp.
(a)
................. 4,816 91,263
WillScot Mobile Mini Holdings Corp.
(a)
..... 21,530 597,457
5,484,038

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Construction Materials — 0.2%
Forterra, Inc.
(a)
..................... 3,594 $ 83,561
Summit Materials, Inc., Class A
(a)
........ 14,310 400,966
United States Lime & Minerals, Inc. ....... 275 36,770
US Concrete, Inc.
(a)
................. 1,968 144,294
665,591
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............ 496 15,044
Curo Group Holdings Corp. ............ 2,633 38,415
Encore Capital Group, Inc.
(a)
........... 3,749 150,822
Enova International, Inc.
(a)
............. 4,391 155,793
EZCORP, Inc., Class A
(a)
.............. 6,650 33,050
FirstCash, Inc. ..................... 4,968 326,249
Green Dot Corp., Class A
(a)
............ 6,397 292,919
LendingClub Corp.
(a)
................. 8,729 144,203
Navient Corp. ..................... 22,391 320,415
Nelnet, Inc., Class A ................. 2,209 160,683
Oportun Financial Corp.
(a)
............. 2,532 52,438
PRA Group, Inc.
(a)
.................. 5,565 206,294
PROG Holdings, Inc. ................ 8,302 359,394
Regional Management Corp. ........... 901 31,229
World Acceptance Corp.
(a)
............. 507 65,788
2,352,736
Containers & Packaging — 0.2%
Greif, Inc., Class A
(b)
................. 3,125 178,125
Greif, Inc., Class B .................. 766 43,846
Myers Industries, Inc. ................ 4,293 84,830
O-I Glass, Inc.
(a)
.................... 19,219 283,288
Pactiv Evergreen, Inc. ............... 4,550 62,517
Ranpak Holdings Corp.
(a)
.............. 3,525 70,711
UFP Technologies, Inc.
(a)
.............. 876 43,642
766,959
Distributors — 0.1%
Core-Mark Holding Co., Inc. ........... 5,451 210,899
Funko, Inc., Class A
(a)
................ 2,889 56,856
Greenlane Holdings, Inc., Class A
(a)(b)
..... 1,731 9,183
Weyco Group, Inc. .................. 783 16,936
293,874
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc.
(a)
........ 6,174 244,120
American Public Education, Inc.
(a)
........ 1,938 69,051
Aspen Group, Inc.
(a)
................. 2,388 14,328
Carriage Services, Inc. ............... 2,185 76,890
Houghton Mifflin Harcourt Co.
(a)
......... 12,673 96,568
Laureate Education, Inc., Class A
(a)
....... 13,259 180,190
OneSpaWorld Holdings Ltd. ............ 6,105 65,018
Perdoceo Education Corp.
(a)
........... 8,685 103,873
Regis Corp.
(a)
..................... 3,106 39,011
Strategic Education, Inc. .............. 2,956 271,686
Stride, Inc.
(a)(b)
..................... 5,129 154,434
Universal Technical Institute, Inc.
(a)
....... 3,615 21,112
Vivint Smart Home, Inc.
(a)
............. 9,892 141,654
WW International, Inc.
(a)(b)
............. 5,737 179,453
1,657,388
Diversified Financial Services — 0.2%
Alerus Financial Corp. ............... 1,846 54,974
A-Mark Precious Metals, Inc. ........... 575 20,700
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 4,064 61,488
Cannae Holdings, Inc.
(a)
.............. 10,621 420,804
GWG Holdings, Inc.
(a)
................ 366 2,558
Marlin Business Services Corp. ......... 1,178 16,068
Security
Shares
Shares Value
Diversified Financial Services (continued)
SWK Holdings Corp.
(a)
............... 359 $ 5,220
581,812
Diversified Telecommunication Services — 0.7%
Alaska Communications Systems Group, Inc. 5,766 18,740
Anterix, Inc.
(a)
..................... 1,375 64,845
ATN International, Inc. ............... 1,508 74,073
Bandwidth, Inc., Class A
(a)
............. 2,387 302,528
Cincinnati Bell, Inc.
(a)
................ 5,909 90,703
Cogent Communications Holdings, Inc. .... 5,287 363,534
Consolidated Communications Holdings, Inc.
(a)
9,837 70,827
IDT Corp., Class B
(a)
................. 2,243 50,826
Iridium Communications, Inc.
(a)
.......... 14,820 611,325
Liberty Latin America Ltd., Class A
(a)
...... 6,060 77,750
Liberty Latin America Ltd., Class C
(a)
...... 18,771 243,647
Ooma, Inc.
(a)
...................... 2,831 44,871
ORBCOMM, Inc.
(a)
.................. 8,969 68,434
Vonage Holdings Corp.
(a)
.............. 28,943 342,106
2,424,209
Electric Utilities — 0.6%
ALLETE, Inc. ..................... 6,529 438,684
Genie Energy Ltd., Class B ............ 1,936 12,274
MGE Energy, Inc.
(b)
................. 4,492 320,684
Otter Tail Corp. .................... 4,881 225,356
PNM Resources, Inc. ................ 10,547 517,330
Portland General Electric Co. ........... 11,077 525,825
Spark Energy, Inc., Class A ............ 1,964 20,976
2,061,129
Electrical Equipment — 1.6%
Allied Motion Technologies, Inc. ......... 998 51,227
American Superconductor Corp.
(a)
....... 3,553 67,365
Atkore, Inc.
(a)
...................... 5,730 411,987
AZZ, Inc. ........................ 3,063 154,222
Bloom Energy Corp., Class A
(a)
.......... 10,906 295,007
Encore Wire Corp.
(b)
................. 2,419 162,388
EnerSys ......................... 5,267 478,244
FuelCell Energy, Inc.
(a)(b)
.............. 38,987 561,803
LSI Industries, Inc. .................. 3,336 28,456
Orion Energy Systems, Inc.
(a)(b)
.......... 3,152 21,938
Plug Power, Inc.
(a)
.................. 51,106 1,831,639
Powell Industries, Inc. ................ 1,258 42,608
Preformed Line Products Co. ........... 421 28,944
Sunrun, Inc.
(a)(b)
.................... 19,686 1,190,609
Thermon Group Holdings, Inc.
(a)
......... 4,303 83,866
TPI Composites, Inc.
(a)
............... 3,832 216,240
Ultralife Corp.
(a)
.................... 837 6,930
Vicor Corp.
(a)
...................... 2,405 204,497
5,837,970
Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.
(a)
.................. 816 39,576
Akoustis Technologies, Inc.
(a)
........... 4,135 55,161
Arlo Technologies, Inc.
(a)
.............. 9,839 61,789
Badger Meter, Inc. .................. 3,632 338,030
Bel Fuse, Inc., Class B ............... 1,475 29,338
Belden, Inc. ...................... 5,383 238,844
Benchmark Electronics, Inc. ........... 4,547 140,593
CTS Corp. ....................... 3,967 123,215
Daktronics, Inc.
(a)
................... 5,343 33,501
ePlus, Inc.
(a)
...................... 1,644 163,808
Fabrinet
(a)
........................ 4,582 414,167
FARO Technologies, Inc.
(a)
............. 2,195 190,021
II-VI, Inc.
(a)
....................... 12,720 869,666
Insight Enterprises, Inc.
(a)
............. 4,278 408,207
Intellicheck, Inc.
(a)(b)
................. 2,103 17,623

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Iteris, Inc.
(a)
....................... 5,349 $ 33,003
Itron, Inc.
(a)
....................... 5,436 481,901
Kimball Electronics, Inc.
(a)
............. 3,028 78,122
Knowles Corp.
(a)
................... 10,747 224,827
Luna Innovations, Inc.
(a)
.............. 3,683 38,782
Methode Electronics, Inc. ............. 4,656 195,459
MTS Systems Corp.
(a)
................ 2,417 140,669
Napco Security Technologies, Inc.
(a)
...... 1,679 58,480
nLight, Inc.
(a)
...................... 4,326 140,162
Novanta, Inc.
(a)
.................... 4,213 555,653
OSI Systems, Inc.
(a)
................. 2,010 193,161
PAR Technology Corp.
(a)
.............. 2,423 158,489
PC Connection, Inc. ................. 1,480 68,657
Plexus Corp.
(a)
..................... 3,480 319,603
Powerfleet, Inc.
(a)
................... 3,425 28,154
Research Frontiers, Inc.
(a)
............. 3,381 9,602
Rogers Corp.
(a)
.................... 2,334 439,282
Sanmina Corp.
(a)
................... 7,980 330,212
ScanSource, Inc.
(a)
.................. 3,029 90,719
TTM Technologies, Inc.
(a)
.............. 12,430 180,235
Vishay Intertechnology, Inc. ............ 16,194 389,952
Vishay Precision Group, Inc.
(a)
.......... 1,691 52,100
Wrap Technologies, Inc.
(a)
............. 1,625 9,035
7,339,798
Energy Equipment & Services — 0.7%
Archrock, Inc. ..................... 15,848 150,398
Aspen Aerogels, Inc.
(a)
............... 2,540 51,664
Bristow Group, Inc.
(a)
................ 815 21,092
Cactus, Inc., Class A ................ 5,874 179,862
ChampionX Corp.
(a)
................. 23,142 502,876
DMC Global, Inc.
(a)(b)
................. 1,759 95,443
Dril-Quip, Inc.
(a)
.................... 4,431 147,242
Exterran Corp.
(a)
................... 3,860 12,970
Frank's International NV
(a)
............. 18,242 64,759
Helix Energy Solutions Group, Inc.
(a)
...... 17,409 87,915
Liberty Oilfield Services, Inc., Class A
(a)
.... 10,464 118,139
Nabors Industries Ltd.
(a)(b)
............. 865 80,834
National Energy Services Reunited Corp.
(a)
. 2,219 27,449
Newpark Resources, Inc.
(a)
............ 11,838 37,171
NexTier Oilfield Solutions, Inc.
(a)
......... 19,669 73,169
Oceaneering International, Inc.
(a)
........ 12,044 137,542
Oil States International, Inc.
(a)
........... 7,134 43,018
Patterson-UTI Energy, Inc. ............ 22,174 158,101
ProPetro Holding Corp.
(a)
.............. 9,698 103,381
RPC, Inc.
(a)
....................... 6,238 33,685
Select Energy Services, Inc., Class A
(a)
.... 6,445 32,096
Solaris Oilfield Infrastructure, Inc., Class A .. 3,525 43,252
Tidewater, Inc.
(a)
................... 5,115 64,091
Transocean Ltd.
(a)
.................. 73,033 259,267
US Silica Holdings, Inc.
(a)
............. 8,832 108,545
2,633,961
Entertainment — 0.4%
(a)
AMC Entertainment Holdings, Inc., Class A . 47,084 480,728
Cinemark Holdings, Inc.
(b)
............. 13,036 266,065
Eros STX Global Corp.
(b)
.............. 19,194 34,741
Gaia, Inc. ........................ 1,503 17,871
Glu Mobile, Inc. .................... 18,076 225,588
IMAX Corp. ....................... 6,070 122,007
Liberty Media Corp.-Liberty Braves, Class A . 1,450 41,340
Liberty Media Corp-Liberty Braves, Class C . 4,654 129,474
LiveXLive Media, Inc. ................ 6,992 30,345
Marcus Corp. (The)
(b)
................ 2,653 53,033
1,401,192
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 5.1%
Acadia Realty Trust ................. 10,506 $ 199,299
Agree Realty Corp.
(b)
................ 7,624 513,171
Alexander & Baldwin, Inc. ............. 8,817 148,037
Alexander's, Inc. ................... 264 73,207
Alpine Income Property Trust, Inc. ....... 890 15,450
American Assets Trust, Inc. ............ 6,094 197,689
American Finance Trust, Inc. ........... 14,113 138,590
Armada Hoffler Properties, Inc. ......... 7,049 88,394
Bluerock Residential Growth REIT, Inc. .... 3,167 32,018
Broadstone Net Lease, Inc. ............ 4,261 77,976
BRT Apartments Corp. ............... 967 16,284
CareTrust REIT, Inc. ................. 11,833 275,531
CatchMark Timber Trust, Inc., Class A ..... 6,522 66,394
Centerspace REIT .................. 1,631 110,908
Chatham Lodging Trust
(a)
............. 5,808 76,433
CIM Commercial Trust Corp. ........... 1,473 18,987
City Office REIT, Inc. ................ 5,891 62,562
Clipper Realty, Inc. .................. 2,104 16,664
Colony Capital, Inc.
(a)(b)
............... 59,914 388,243
Columbia Property Trust, Inc. ........... 13,911 237,878
Community Healthcare Trust, Inc. ........ 2,851 131,488
CorEnergy Infrastructure Trust, Inc. ....... 2,048 14,479
CorePoint Lodging, Inc.
(a)
............. 4,733 42,739
CTO Realty Growth, Inc. .............. 836 43,480
DiamondRock Hospitality Co.
(a)
......... 24,537 252,731
Diversified Healthcare Trust ............ 30,133 144,036
Easterly Government Properties, Inc. ..... 9,916 205,559
EastGroup Properties, Inc. ............ 4,860 696,341
Essential Properties Realty Trust, Inc. ..... 13,043 297,772
Farmland Partners, Inc. .............. 3,525 39,515
Four Corners Property Trust, Inc. ........ 9,284 254,382
Franklin Street Properties Corp. ......... 13,480 73,466
GEO Group, Inc. (The)
(b)
.............. 13,996 108,609
Getty Realty Corp. .................. 4,352 123,249
Gladstone Commercial Corp. ........... 4,247 83,071
Gladstone Land Corp. ............... 2,499 45,732
Global Medical REIT, Inc. ............. 5,502 72,131
Global Net Lease, Inc. ............... 11,000 198,660
Healthcare Realty Trust, Inc. ........... 17,177 520,807
Hersha Hospitality Trust
(a)
............. 3,854 40,660
Independence Realty Trust, Inc. ......... 12,201 185,455
Indus Realty Trust, Inc. ............... 422 25,388
Industrial Logistics Properties Trust ....... 7,903 182,796
Innovative Industrial Properties, Inc.
(b)
..... 2,907 523,725
iStar, Inc.
(b)
....................... 8,836 157,104
Kite Realty Group Trust ............... 10,208 196,912
Lexington Realty Trust ............... 34,248 380,495
LTC Properties, Inc.
(b)
................ 4,811 200,715
Macerich Co. (The) ................. 18,302 214,133
Mack-Cali Realty Corp. ............... 10,551 163,329
Monmouth Real Estate Investment Corp. ... 11,613 205,434
National Health Investors, Inc.
(b)
......... 5,402 390,457
National Storage Affiliates Trust ......... 7,812 311,933
NETSTREIT Corp. .................. 2,582 47,741
New Senior Investment Group, Inc. ....... 10,217 63,652
NexPoint Residential Trust, Inc. ......... 2,645 121,908
Office Properties Income Trust .......... 6,125 168,566
One Liberty Properties, Inc. ............ 1,954 43,516
Pebblebrook Hotel Trust .............. 16,241 394,494
Physicians Realty Trust ............... 25,613 452,582
Piedmont Office Realty Trust, Inc., Class A .. 15,476 268,818
Plymouth Industrial REIT, Inc. .......... 3,060 51,561
PotlatchDeltic Corp. ................. 8,050 426,006
Preferred Apartment Communities, Inc., Class
A ........................... 6,414 63,178

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
PS Business Parks, Inc.
(b)
............. 2,489 $ 384,750
QTS Realty Trust, Inc., Class A ......... 7,946 492,970
Retail Opportunity Investments Corp. ..... 14,207 225,465
Retail Properties of America, Inc., Class A .. 26,616 278,936
Retail Value, Inc. ................... 1,701 31,826
RLJ Lodging Trust
(b)
................. 20,530 317,804
RPT Realty
(b)
...................... 10,011 114,226
Ryman Hospitality Properties, Inc.
(a)
...... 6,279 486,685
Sabra Health Care REIT, Inc. ........... 25,255 438,427
Safehold, Inc.
(b)
.................... 2,168 151,977
Saul Centers, Inc. .................. 1,379 55,312
Seritage Growth Properties, Class A
(a)
..... 4,305 78,997
Service Properties Trust .............. 20,120 238,623
SITE Centers Corp. ................. 18,945 256,894
STAG Industrial, Inc.
(b)
............... 19,776 664,671
Summit Hotel Properties, Inc.
(a)(b)
........ 12,452 126,512
Sunstone Hotel Investors, Inc.
(a)(b)
........ 26,726 333,006
Tanger Factory Outlet Centers, Inc.
(b)
...... 11,386 172,270
Terreno Realty Corp. ................ 8,405 485,557
UMH Properties, Inc. ................ 4,828 92,553
Uniti Group, Inc. ................... 24,090 265,713
Universal Health Realty Income Trust ..... 1,625 110,143
Urban Edge Properties ............... 14,423 238,268
Urstadt Biddle Properties, Inc., Class A .... 3,344 55,678
Washington REIT ................... 10,614 234,569
Whitestone REIT ................... 4,547 44,106
Xenia Hotels & Resorts, Inc.
(a)(b)
......... 13,964 272,298
18,030,756
Food & Staples Retailing — 0.8%
Andersons, Inc. (The) ................ 3,864 105,796
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 16,933 759,614
Chefs' Warehouse, Inc. (The)
(a)
......... 3,860 117,576
HF Foods Group, Inc.
(a)
............... 4,816 34,772
Ingles Markets, Inc., Class A ........... 1,713 105,606
Natural Grocers by Vitamin Cottage, Inc. ... 1,090 19,130
Performance Food Group Co.
(a)
......... 16,237 935,414
PriceSmart, Inc. .................... 2,789 269,836
Rite Aid Corp.
(a)
.................... 6,866 140,478
SpartanNash Co.
(b)
.................. 4,412 86,608
United Natural Foods, Inc.
(a)
............ 7,080 233,215
Village Super Market, Inc., Class A ....... 1,150 27,105
Weis Markets, Inc. .................. 1,268 71,667
2,906,817
Food Products — 1.4%
Alico, Inc. ........................ 686 20,484
B&G Foods, Inc.
(b)
.................. 7,862 244,194
Bridgford Foods Corp.
(a)
.............. 221 3,426
Calavo Growers, Inc. ................ 2,114 164,131
Cal-Maine Foods, Inc.
(a)
.............. 4,495 172,698
Darling Ingredients, Inc.
(a)
............. 19,995 1,471,232
Farmer Bros Co.
(a)
.................. 2,106 21,987
Fresh Del Monte Produce, Inc. .......... 3,827 109,567
Freshpet, Inc.
(a)
.................... 5,069 805,008
Hostess Brands, Inc.
(a)
............... 15,082 216,276
J&J Snack Foods Corp. .............. 1,864 292,704
John B Sanfilippo & Son, Inc. ........... 1,029 92,991
Laird Superfood, Inc.
(a)
............... 304 11,391
Lancaster Colony Corp. .............. 2,353 412,622
Landec Corp.
(a)
.................... 3,600 38,160
Limoneira Co. ..................... 2,145 37,537
Mission Produce, Inc.
(a)(b)
.............. 693 13,174
Sanderson Farms, Inc. ............... 2,503 389,917
Seneca Foods Corp., Class A
(a)
......... 860 40,497
Simply Good Foods Co. (The)
(a)
......... 10,588 322,087
Security
Shares
Shares Value
Food Products (continued)
Tootsie Roll Industries, Inc. ............ 2,165 $ 71,726
Vital Farms, Inc.
(a)
.................. 2,850 62,244
5,014,053
Gas Utilities — 0.8%
Brookfield Infrastructure Corp., Class A .... 3,894 297,385
Chesapeake Utilities Corp. ............ 2,129 247,134
New Jersey Resources Corp. ........... 11,731 467,715
Northwest Natural Holding Co. .......... 3,676 198,320
ONE Gas, Inc. ..................... 6,519 501,376
RGC Resources, Inc. ................ 1,035 22,956
South Jersey Industries, Inc.
(b)
.......... 12,527 282,860
Southwest Gas Holdings, Inc. .......... 7,089 487,085
Spire, Inc. ........................ 6,212 459,005
2,963,836
Health Care Equipment & Supplies — 3.3%
Accelerate Diagnostics, Inc.
(a)
.......... 4,149 34,520
Accuray, Inc.
(a)
..................... 11,846 58,638
Acutus Medical, Inc.
(a)
................ 1,873 25,042
Alphatec Holdings, Inc.
(a)
.............. 6,862 108,351
AngioDynamics, Inc.
(a)
............... 4,358 101,977
Antares Pharma, Inc.
(a)
............... 19,311 79,368
Apyx Medical Corp.
(a)
................ 4,436 42,852
Aspira Women's Health, Inc.
(a)(b)
......... 9,969 67,291
AtriCure, Inc.
(a)
.................... 5,465 358,067
Atrion Corp. ...................... 178 114,153
Avanos Medical, Inc.
(a)
............... 5,866 256,579
AxoGen, Inc.
(a)
..................... 4,747 96,174
Axonics Modulation Technologies, Inc.
(a)
... 3,676 220,156
Bellerophon Therapeutics, Inc.
(a)
......... 491 2,548
Beyond Air, Inc.
(a)
................... 1,627 8,949
BioLife Solutions, Inc.
(a)
............... 1,762 63,432
BioSig Technologies, Inc.
(a)
............ 2,841 12,245
Bioventus, Inc., Class A
(a)
............. 815 12,453
Cantel Medical Corp.
(a)
............... 4,728 377,484
Cardiovascular Systems, Inc.
(a)
.......... 5,000 191,700
Cerus Corp.
(a)(b)
.................... 20,119 120,915
Chembio Diagnostics, Inc.
(a)
............ 2,402 8,431
Co-Diagnostics, Inc.
(a)
................ 3,482 33,218
CONMED Corp. .................... 3,375 440,741
CryoLife, Inc.
(a)
.................... 4,885 110,303
CryoPort, Inc.
(a)
.................... 4,938 256,825
Cutera, Inc.
(a)
..................... 2,287 68,724
CytoSorbents Corp.
(a)
................ 5,443 47,245
Eargo, Inc.
(a)
...................... 976 48,751
Electromed, Inc.
(a)
.................. 911 9,602
FONAR Corp.
(a)
.................... 794 14,363
GenMark Diagnostics, Inc.
(a)
........... 8,418 201,190
Glaukos Corp.
(a)
.................... 5,256 441,136
Heska Corp.
(a)
..................... 871 146,729
Inari Medical, Inc.
(a)
................. 2,050 219,350
Inogen, Inc.
(a)
..................... 2,187 114,861
Integer Holdings Corp.
(a)
.............. 4,092 376,873
Intersect ENT, Inc.
(a)
................. 4,035 84,251
IntriCon Corp.
(a)
.................... 1,189 30,486
Invacare Corp. .................... 4,375 35,087
iRadimed Corp.
(a)
................... 729 18,786
iRhythm Technologies, Inc.
(a)(b)
.......... 3,591 498,646
Lantheus Holdings, Inc.
(a)
............. 8,367 178,803
LeMaitre Vascular, Inc. ............... 1,985 96,828
LENSAR, Inc.
(a)
.................... 1,152 8,364
LivaNova plc
(a)
..................... 6,008 442,970
Lucira Health, Inc.
(a)
................. 1,153 13,951
Meridian Bioscience, Inc.
(a)(b)
........... 5,242 137,602
Merit Medical Systems, Inc.
(a)
........... 6,700 401,196

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Mesa Laboratories, Inc. .............. 611 $ 148,778
Milestone Scientific, Inc.
(a)
............. 4,912 17,536
Misonix, Inc.
(a)
..................... 1,303 25,526
Natus Medical, Inc.
(a)
................ 3,974 101,774
Nemaura Medical, Inc.
(a)(b)
............. 943 7,205
Neogen Corp.
(a)
.................... 6,523 579,829
Nevro Corp.
(a)(b)
.................... 4,195 585,202
NuVasive, Inc.
(a)
.................... 6,431 421,616
OraSure Technologies, Inc.
(a)
........... 9,179 107,119
Ortho Clinical Diagnostics Holdings plc
(a)
... 10,838 209,119
Orthofix Medical, Inc.
(a)
............... 2,283 98,968
OrthoPediatrics Corp.
(a)
............... 1,757 85,654
Outset Medical, Inc.
(a)
................ 1,190 64,724
PAVmed, Inc.
(a)
.................... 7,668 34,046
Pulmonx Corp.
(a)
................... 1,423 65,088
Pulse Biosciences, Inc.
(a)
.............. 1,861 44,068
Quotient Ltd.
(a)
..................... 9,414 34,644
Repro-Med Systems, Inc.
(a)
............ 3,224 11,348
Retractable Technologies, Inc.
(a)(b)
........ 1,830 23,461
Rockwell Medical, Inc.
(a)
.............. 9,266 10,749
SeaSpine Holdings Corp.
(a)
............ 3,501 60,917
Shockwave Medical, Inc.
(a)
............. 3,511 457,343
SI-BONE, Inc.
(a)
.................... 3,402 108,218
Sientra, Inc.
(a)
..................... 6,300 45,927
Silk Road Medical, Inc.
(a)
.............. 3,301 167,196
Soliton, Inc.
(a)
..................... 773 13,582
STAAR Surgical Co.
(a)
................ 5,680 598,729
Stereotaxis, Inc.
(a)
.................. 5,928 39,836
Surgalign Holdings, Inc.
(a)
............. 11,864 25,864
Surmodics, Inc.
(a)
................... 1,590 89,151
Tactile Systems Technology, Inc.
(a)
....... 2,165 117,971
Talis Biomedical Corp.
(a)
.............. 1,515 19,468
Tela Bio, Inc.
(a)
..................... 710 10,579
TransMedics Group, Inc.
(a)
............. 3,184 132,104
Utah Medical Products, Inc. ............ 456 39,490
Vapotherm, Inc.
(a)
................... 2,586 62,116
Varex Imaging Corp.
(a)
............... 4,473 91,652
Venus Concept, Inc.
(a)
................ 2,262 5,316
ViewRay, Inc.
(a)
.................... 15,213 66,177
VolitionRX Ltd.
(a)
................... 2,925 11,056
Zynex, Inc.
(a)
...................... 2,221 33,915
11,711,267
Health Care Providers & Services — 2.7%
1Life Healthcare, Inc.
(a)
............... 9,837 384,430
Accolade, Inc.
(a)
.................... 3,934 178,486
AdaptHealth Corp.
(a)
................. 9,299 341,831
Addus HomeCare Corp.
(a)
............. 1,865 195,060
AMN Healthcare Services, Inc.
(a)
......... 5,771 425,323
Apollo Medical Holdings, Inc.
(a)
.......... 2,476 67,075
Apria, Inc.
(a)
....................... 840 23,461
Avalon GloboCare Corp.
(a)
............. 2,720 2,910
Biodesix, Inc.
(a)
.................... 506 10,277
Brookdale Senior Living, Inc.
(a)
.......... 23,504 142,199
Castle Biosciences, Inc.
(a)
............. 1,787 122,338
Community Health Systems, Inc.
(a)
....... 10,534 142,420
CorVel Corp.
(a)
..................... 1,059 108,643
Covetrus, Inc.
(a)(b)
................... 14,433 432,557
Cross Country Healthcare, Inc.
(a)
........ 4,593 57,367
Ensign Group, Inc. (The) .............. 6,355 596,353
Enzo Biochem, Inc.
(a)
................ 6,578 22,628
Exagen, Inc.
(a)
..................... 611 10,693
Five Star Senior Living, Inc.
(a)
........... 2,338 14,309
Fulgent Genetics, Inc.
(a)
.............. 1,633 157,780
Hanger, Inc.
(a)
..................... 4,420 100,864
HealthEquity, Inc.
(a)(b)
................ 9,956 677,008
Security
Shares
Shares Value
Health Care Providers & Services (continued)
InfuSystem Holdings, Inc.
(a)
............ 1,823 $ 37,116
Joint Corp. (The)
(a)
.................. 1,756 84,938
LHC Group, Inc.
(a)
.................. 3,751 717,229
Magellan Health, Inc.
(a)
............... 3,046 284,009
MEDNAX, Inc.
(a)
.................... 9,417 239,851
ModivCare, Inc.
(a)
................... 1,537 227,660
National HealthCare Corp. ............. 1,502 117,021
National Research Corp.
(a)
............. 1,752 82,046
Ontrak, Inc.
(a)
..................... 1,057 34,416
Option Care Health, Inc.
(a)
............. 10,552 187,193
Owens & Minor, Inc. ................. 8,961 336,844
Patterson Cos., Inc.
(b)
................ 10,555 337,232
Pennant Group, Inc. (The)
(a)
............ 3,078 140,972
PetIQ, Inc.
(a)
...................... 2,779 97,988
Progenity, Inc.
(a)(b)
................... 2,261 10,762
Progyny, Inc.
(a)
..................... 3,406 151,601
R1 RCM, Inc.
(a)
.................... 13,449 331,921
RadNet, Inc.
(a)
..................... 5,184 112,752
Select Medical Holdings Corp.
(a)
......... 13,319 454,178
Sharps Compliance Corp.
(a)
............ 1,721 24,731
Surgery Partners, Inc.
(a)
.............. 3,210 142,075
Tenet Healthcare Corp.
(a)
.............. 12,967 674,284
Tivity Health, Inc.
(a)
.................. 5,505 122,872
Triple-S Management Corp., Class B
(a)
.... 2,512 65,387
US Physical Therapy, Inc. ............. 1,542 160,522
Viemed Healthcare, Inc.
(a)
............. 4,574 46,289
9,435,901
Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc.
(a)
..... 19,220 288,588
Computer Programs & Systems, Inc. ...... 1,726 52,816
Evolent Health, Inc., Class A
(a)
.......... 9,579 193,496
Health Catalyst, Inc.
(a)
................ 4,117 192,552
HealthStream, Inc.
(a)
................. 3,336 74,526
HMS Holdings Corp.
(a)
............... 11,029 407,797
iCAD, Inc.
(a)
....................... 2,620 55,596
Inovalon Holdings, Inc., Class A
(a)
........ 9,444 271,798
Inspire Medical Systems, Inc.
(a)
......... 3,228 668,164
NantHealth, Inc.
(a)
.................. 3,558 11,421
NextGen Healthcare, Inc.
(a)
............ 6,989 126,501
Omnicell, Inc.
(a)
.................... 5,243 680,909
OptimizeRx Corp.
(a)
................. 2,016 98,280
Phreesia, Inc.
(a)
.................... 4,271 222,519
Schrodinger, Inc.
(a)
.................. 3,789 289,063
Simulations Plus, Inc. ................ 1,835 116,045
Tabula Rasa HealthCare, Inc.
(a)
......... 2,751 126,684
Vocera Communications, Inc.
(a)
......... 4,007 154,109
4,030,864
Hotels, Restaurants & Leisure — 3.9%
Accel Entertainment, Inc.
(a)
............ 5,693 62,224
Bally's Corp.
(a)
..................... 2,257 146,660
Biglari Holdings, Inc., Class A
(a)
......... 8 5,404
Biglari Holdings, Inc., Class B
(a)
......... 133 17,657
BJ's Restaurants, Inc.
(a)(b)
............. 2,674 155,306
Bloomin' Brands, Inc.
(a)
............... 10,855 293,628
Bluegreen Vacations Corp. ............ 972 10,478
Bluegreen Vacations Holding Corp.
(a)
...... 1,743 32,315
Boyd Gaming Corp.
(a)
................ 10,098 595,378
Brinker International, Inc.
(a)
............ 5,571 395,875
Caesars Entertainment, Inc.
(a)
.......... 22,356 1,955,032
Carrols Restaurant Group, Inc.
(a)
......... 4,613 27,609
Century Casinos, Inc.
(a)
............... 3,588 36,849
Cheesecake Factory, Inc. (The)
(a)
........ 5,331 311,917
Churchill Downs, Inc. ................ 4,744 1,078,880
Chuy's Holdings, Inc.
(a)
............... 2,559 113,415

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc. ..... 2,928 $ 506,193
Dave & Buster's Entertainment, Inc.
(a)
..... 5,466 261,821
Del Taco Restaurants, Inc. ............. 3,868 37,055
Denny's Corp.
(a)
.................... 7,572 137,129
Dine Brands Global, Inc.
(a)
............. 1,876 168,896
El Pollo Loco Holdings, Inc.
(a)
........... 2,146 34,594
Everi Holdings, Inc.
(a)
................ 10,229 144,331
Fiesta Restaurant Group, Inc.
(a)
......... 1,866 23,493
GAN Ltd.
(a)
....................... 3,948 71,854
Golden Entertainment, Inc.
(a)
........... 2,047 51,707
Hilton Grand Vacations, Inc.
(a)
.......... 10,626 398,369
International Game Technology plc
(a)
...... 12,206 195,906
Jack in the Box, Inc. ................. 2,804 307,823
Kura Sushi USA, Inc., Class A
(a)
......... 452 14,301
Lindblad Expeditions Holdings, Inc.
(a)
...... 3,437 64,959
Marriott Vacations Worldwide Corp.
(a)
..... 5,037 877,345
Monarch Casino & Resort, Inc.
(a)
......... 1,525 92,446
Nathan's Famous, Inc. ............... 366 23,091
NEOGAMES SA
(a)
.................. 666 23,823
Noodles & Co.
(a)
.................... 4,265 44,143
Papa John's International, Inc.
(b)
......... 4,047 358,726
Penn National Gaming, Inc.
(a)
........... 19,339 2,027,501
PlayAGS, Inc.
(a)
.................... 3,591 29,015
RCI Hospitality Holdings, Inc. ........... 961 61,110
Red Robin Gourmet Burgers, Inc.
(a)
....... 2,011 80,219
Red Rock Resorts, Inc., Class A
(a)
........ 8,082 263,392
Ruth's Hospitality Group, Inc.
(a)
.......... 4,161 103,318
Scientific Games Corp., Class A
(a)
........ 7,093 273,222
SeaWorld Entertainment, Inc.
(a)(b)
........ 6,271 311,481
Shake Shack, Inc., Class A
(a)
........... 4,353 490,888
Target Hospitality Corp.
(a)
............. 4,408 11,064
Texas Roadhouse, Inc.
(a)
.............. 8,128 779,800
Wingstop, Inc. ..................... 3,664 465,951
13,973,593
Household Durables — 2.2%
Beazer Homes USA, Inc.
(a)
............ 3,351 70,103
Casper Sleep, Inc.
(a)
................. 3,180 23,023
Cavco Industries, Inc.
(a)
............... 1,134 255,842
Century Communities, Inc.
(a)
........... 3,716 224,149
Ethan Allen Interiors, Inc. ............. 2,662 73,498
GoPro, Inc., Class A
(a)
................ 15,442 179,745
Green Brick Partners, Inc.
(a)
............ 3,716 84,279
Hamilton Beach Brands Holding Co., Class A 1,018 18,456
Helen of Troy Ltd.
(a)
................. 3,028 637,879
Hooker Furniture Corp. ............... 1,326 48,346
Installed Building Products, Inc.
(b)
........ 2,838 314,677
iRobot Corp.
(a)
..................... 3,419 417,733
KB Home ........................ 11,135 518,112
La-Z-Boy, Inc. ..................... 5,468 232,281
Legacy Housing Corp.
(a)
.............. 963 17,074
LGI Homes, Inc.
(a)
.................. 2,798 417,769
Lifetime Brands, Inc. ................. 1,738 25,531
Lovesac Co. (The)
(a)
................. 1,244 70,410
M/I Homes, Inc.
(a)
................... 3,357 198,298
MDC Holdings, Inc. ................. 6,922 411,167
Meritage Homes Corp.
(a)
.............. 4,556 418,788
Purple Innovation, Inc.
(a)
.............. 4,005 126,758
Skyline Champion Corp.
(a)
............. 6,518 295,005
Sonos, Inc.
(a)
...................... 14,921 559,090
Taylor Morrison Home Corp.
(a)(b)
......... 15,841 488,061
TopBuild Corp.
(a)
................... 4,108 860,338
TRI Pointe Homes, Inc.
(a)
.............. 15,528 316,150
Tupperware Brands Corp.
(a)(b)
........... 6,280 165,855
Turtle Beach Corp.
(a)
................. 1,864 49,713
Universal Electronics, Inc.
(a)
............ 1,564 85,973
Security
Shares
Shares Value
Household Durables (continued)
VOXX International Corp.
(a)
............ 2,582 $ 49,213
7,653,316
Household Products — 0.2%
Central Garden & Pet Co.
(a)
............ 1,288 74,717
Central Garden & Pet Co., Class A
(a)
...... 4,868 252,600
Oil-Dri Corp. of America .............. 656 22,593
WD-40 Co.
(b)
...................... 1,694 518,669
868,579
Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp.
(a)
............... 11,192 32,345
Brookfield Renewable Corp. ........... 15,956 746,741
Clearway Energy, Inc. ................ 4,092 108,479
Clearway Energy, Inc., Class C ......... 10,477 294,823
Ormat Technologies, Inc. .............. 5,419 425,554
Sunnova Energy International, Inc.
(a)
...... 6,885 281,045
1,888,987
Industrial Conglomerates — 0.1%
Raven Industries, Inc. ................ 4,505 172,677
Insurance — 1.9%
Ambac Financial Group, Inc.
(a)
.......... 5,411 90,580
American Equity Investment Life Holding Co. 11,261 355,059
AMERISAFE, Inc. .................. 2,406 153,984
Argo Group International Holdings Ltd. .... 4,072 204,903
BRP Group, Inc., Class A
(a)
............ 5,112 139,302
Citizens, Inc.
(a)
..................... 6,570 38,040
CNO Financial Group, Inc. ............. 16,802 408,121
Crawford & Co., Class A .............. 2,073 22,078
Donegal Group, Inc., Class A ........... 1,325 19,690
eHealth, Inc.
(a)
..................... 3,137 228,154
Employers Holdings, Inc. .............. 3,564 153,466
Enstar Group Ltd.
(a)
................. 1,494 368,615
FBL Financial Group, Inc., Class A ....... 1,230 68,782
FedNat Holding Co. ................. 1,616 7,482
Genworth Financial, Inc., Class A
(a)
....... 61,267 203,406
Goosehead Insurance, Inc., Class A ...... 1,640 175,775
Greenlight Capital Re Ltd., Class A
(a)
...... 3,963 34,478
HCI Group, Inc. .................... 784 60,227
Heritage Insurance Holdings, Inc. ........ 2,379 26,359
Horace Mann Educators Corp. .......... 4,848 209,482
Independence Holding Co. ............ 675 26,899
Investors Title Co. .................. 172 28,552
James River Group Holdings Ltd. ........ 3,636 165,874
Kinsale Capital Group, Inc. ............ 2,629 433,259
MBIA, Inc.
(a)
...................... 6,510 62,626
National Western Life Group, Inc., Class A .. 345 85,905
NI Holdings, Inc.
(a)
.................. 1,375 25,410
Palomar Holdings, Inc.
(a)
.............. 2,459 164,851
ProAssurance Corp.
(b)
................ 6,660 178,222
ProSight Global, Inc.
(a)
............... 1,224 15,422
Protective Insurance Corp., Class B ...... 1,163 26,598
RLI Corp. ........................ 4,935 550,598
Safety Insurance Group, Inc. ........... 1,721 144,994
Selective Insurance Group, Inc. ......... 7,386 535,780
Selectquote, Inc.
(a)
.................. 16,200 478,062
SiriusPoint Ltd.
(a)
................... 10,623 108,036
State Auto Financial Corp. ............. 2,372 46,752
Stewart Information Services Corp. ....... 3,201 166,548
Tiptree, Inc. ...................... 3,208 28,712
Trean Insurance Group, Inc.
(a)
.......... 1,415 22,852
Trupanion, Inc.
(a)
................... 3,752 285,940
United Fire Group, Inc. ............... 2,555 88,914
United Insurance Holdings Corp. ........ 2,729 19,676
Universal Insurance Holdings, Inc. ....... 3,335 47,824

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Insurance (continued)
Vericity, Inc.
(a)
..................... 223 $ 2,206
Watford Holdings Ltd.
(a)
............... 2,017 69,808
6,778,303
Interactive Media & Services — 0.4%
(a)
Cargurus, Inc. ..................... 10,738 255,886
Cars.com, Inc. ..................... 8,646 112,052
DHI Group, Inc. .................... 6,873 23,025
Eventbrite, Inc., Class A
(b)
............. 7,953 176,238
EverQuote, Inc., Class A .............. 1,824 66,193
Liberty TripAdvisor Holdings, Inc., Class A .. 9,645 61,535
MediaAlpha, Inc., Class A ............. 2,207 78,194
QuinStreet, Inc. .................... 5,922 120,217
TrueCar, Inc. ...................... 13,378 64,014
Yelp, Inc. ........................ 8,910 347,490
1,304,844
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,264 90,119
CarParts.com, Inc.
(a)
................. 4,331 61,847
Duluth Holdings, Inc., Class B
(a)
......... 1,209 20,480
Groupon, Inc.
(a)
.................... 2,867 144,912
Lands' End, Inc.
(a)
.................. 1,299 32,228
Liquidity Services, Inc.
(a)
.............. 3,171 58,917
Magnite, Inc.
(a)
..................... 13,590 565,480
Overstock.com, Inc.
(a)
................ 5,318 352,371
PetMed Express, Inc.
(b)
............... 2,553 89,802
Quotient Technology, Inc.
(a)
............ 10,746 175,590
RealReal, Inc. (The)
(a)
................ 8,008 181,221
Shutterstock, Inc. ................... 2,711 241,387
Stamps.com, Inc.
(a)(b)
................ 2,116 422,163
Stitch Fix, Inc., Class A
(a)
.............. 7,327 362,980
Waitr Holdings, Inc.
(a)
................ 9,891 28,981
2,828,478
IT Services — 1.5%
Brightcove, Inc.
(a)
................... 5,103 102,672
Cardtronics plc, Class A
(a)
............. 4,494 174,367
Cass Information Systems, Inc. ......... 1,674 77,456
Conduent, Inc.
(a)
................... 19,803 131,888
Contra BM Technologies
(a)
............. 600 6,444
CSG Systems International, Inc. ......... 3,947 177,181
EVERTEC, Inc. .................... 7,427 276,433
Evo Payments, Inc., Class A
(a)(b)
......... 5,634 155,048
ExlService Holdings, Inc.
(a)
............ 4,164 375,426
GreenSky, Inc., Class A
(a)
............. 8,321 51,507
Grid Dynamics Holdings, Inc.
(a)
.......... 3,442 54,831
GTT Communications, Inc.
(a)(b)
.......... 4,219 7,721
Hackett Group, Inc. (The) ............. 3,361 55,087
I3 Verticals, Inc., Class A
(a)
............. 2,288 71,214
IBEX Holdings Ltd.
(a)
................. 759 16,698
Information Services Group, Inc.
(a)
....... 5,071 22,312
International Money Express, Inc.
(a)
....... 3,565 53,511
Limelight Networks, Inc.
(a)
............. 15,715 56,103
LiveRamp Holdings, Inc.
(a)
............. 7,998 414,936
MAXIMUS, Inc. .................... 7,594 676,170
MoneyGram International, Inc.
(a)
......... 8,436 55,424
NIC, Inc. ......................... 8,126 275,715
Paysign, Inc.
(a)
..................... 4,001 17,484
Perficient, Inc.
(a)(b)
................... 4,036 236,994
Perspecta, Inc. .................... 17,119 497,307
PFSweb, Inc.
(a)
.................... 1,827 12,332
Priority Technology Holdings, Inc.
(a)
....... 801 5,559
Rackspace Technology, Inc.
(a)
.......... 4,393 104,465
Repay Holdings Corp.
(a)
.............. 8,208 192,724
ServiceSource International, Inc.
(a)
....... 10,912 16,041
Security
Shares
Shares Value
IT Services (continued)
StarTek, Inc.
(a)
..................... 2,147 $ 17,069
Sykes Enterprises, Inc.
(a)
.............. 4,709 207,573
TTEC Holdings, Inc. ................. 2,305 231,537
Tucows, Inc., Class A
(a)
............... 1,094 84,785
Unisys Corp.
(a)
..................... 7,794 198,123
Verra Mobility Corp.
(a)
................ 16,290 220,485
5,330,622
Leisure Products — 0.6%
Acushnet Holdings Corp. .............. 4,128 170,610
American Outdoor Brands, Inc.
(a)
........ 1,842 46,418
Callaway Golf Co. .................. 11,445 306,154
Clarus Corp. ...................... 2,888 49,240
Escalade, Inc. ..................... 1,239 25,908
Johnson Outdoors, Inc., Class A ......... 636 90,789
Malibu Boats, Inc., Class A
(a)
........... 2,617 208,523
Marine Products Corp. ............... 932 15,164
MasterCraft Boat Holdings, Inc.
(a)
........ 2,213 58,844
Nautilus, Inc.
(a)
..................... 3,988 62,372
Smith & Wesson Brands, Inc.
(b)
......... 6,914 120,649
Sturm Ruger & Co., Inc. .............. 2,154 142,315
Vista Outdoor, Inc.
(a)
................. 7,144 229,108
YETI Holdings, Inc.
(a)
................ 9,929 716,973
2,243,067
Life Sciences Tools & Services — 0.9%
Champions Oncology, Inc.
(a)
............ 870 9,831
ChromaDex Corp.
(a)(b)
................ 5,439 50,800
Codexis, Inc.
(a)
..................... 7,145 163,549
Fluidigm Corp.
(a)(b)
.................. 9,326 42,154
Harvard Bioscience, Inc.
(a)
............. 4,783 26,115
Luminex Corp. ..................... 5,282 168,496
Medpace Holdings, Inc.
(a)
............. 3,428 562,363
NanoString Technologies, Inc.
(a)
......... 5,475 359,762
NeoGenomics, Inc.
(a)(b)
............... 13,452 648,790
Pacific Biosciences of California, Inc.
(a)
.... 22,618 753,406
Personalis, Inc.
(a)
................... 3,440 84,658
Quanterix Corp.
(a)
................... 2,972 173,773
Seer, Inc.
(a)
....................... 1,749 87,485
3,131,182
Machinery — 3.6%
Agrify Corp.
(a)
..................... 853 10,645
Alamo Group, Inc. .................. 1,258 196,437
Albany International Corp., Class A ....... 3,826 319,356
Altra Industrial Motion Corp. ........... 7,955 440,071
Astec Industries, Inc. ................ 2,763 208,385
Barnes Group, Inc. .................. 5,782 286,440
Blue Bird Corp.
(a)
................... 2,100 52,563
Chart Industries, Inc.
(a)
............... 4,482 638,013
CIRCOR International, Inc.
(a)
........... 2,468 85,936
Columbus McKinnon Corp. ............ 2,840 149,838
Douglas Dynamics, Inc. .............. 2,891 133,420
Eastern Co. (The) .................. 730 19,564
Energy Recovery, Inc.
(a)
.............. 5,077 93,112
Enerpac Tool Group Corp.
(b)
............ 7,484 195,482
EnPro Industries, Inc. ................ 2,563 218,547
ESCO Technologies, Inc. ............. 3,157 343,766
Evoqua Water Technologies Corp.
(a)
...... 14,278 375,511
ExOne Co. (The)
(a)
.................. 1,808 56,699
Federal Signal Corp. ................ 7,391 283,075
Franklin Electric Co., Inc. ............. 5,700 449,958
Gencor Industries, Inc.
(a)
.............. 1,255 16,830
Gorman-Rupp Co. (The)
(b)
............. 2,343 77,577
Graham Corp. ..................... 1,423 20,264
Greenbrier Cos., Inc. (The) ............ 3,972 187,558

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Machinery (continued)
Helios Technologies, Inc. .............. 3,810 $ 277,635
Hillenbrand, Inc. ................... 9,116 434,924
Hurco Cos., Inc. .................... 896 31,629
Hydrofarm Holdings Group, Inc.
(a)
........ 1,137 68,584
Hyster-Yale Materials Handling, Inc. ...... 1,227 106,896
John Bean Technologies Corp. .......... 3,890 518,693
Kadant, Inc. ...................... 1,412 261,234
Kennametal, Inc. ................... 10,220 408,493
L B Foster Co., Class A
(a)
.............. 1,509 27,011
Lindsay Corp. ..................... 1,374 228,936
Luxfer Holdings plc ................. 3,156 67,160
Lydall, Inc.
(a)
...................... 2,247 75,814
Manitowoc Co., Inc. (The)
(a)
............ 3,913 80,686
Mayville Engineering Co., Inc.
(a)
......... 877 12,611
Meritor, Inc.
(a)
..................... 8,525 250,806
Miller Industries, Inc. ................ 1,464 67,622
Mueller Industries, Inc. ............... 6,801 281,221
Mueller Water Products, Inc., Class A ..... 19,099 265,285
Navistar International Corp.
(a)
........... 6,169 271,621
NN, Inc.
(a)
........................ 4,836 34,191
Omega Flex, Inc.
(b)
.................. 375 59,205
Park-Ohio Holdings Corp. ............. 985 31,018
Proto Labs, Inc.
(a)(b)
.................. 3,307 402,627
RBC Bearings, Inc.
(a)
................ 3,046 599,361
REV Group, Inc. ................... 3,482 66,715
Rexnord Corp. ..................... 14,981 705,455
Shyft Group, Inc. (The) ............... 4,262 158,546
SPX Corp.
(a)
...................... 5,305 309,122
SPX FLOW, Inc.
(b)
.................. 5,330 337,549
Standex International Corp. ............ 1,493 142,686
Tennant Co. ...................... 2,322 185,505
Terex Corp. ....................... 8,321 383,348
TriMas Corp.
(a)
..................... 4,908 148,811
Wabash National Corp.
(b)
.............. 6,760 127,088
Watts Water Technologies, Inc., Class A .... 3,367 400,033
Welbilt, Inc.
(a)
...................... 16,040 260,650
12,947,818
Marine — 0.2%
Costamare, Inc. .................... 5,711 54,940
Eagle Bulk Shipping, Inc.
(a)
............ 842 30,413
Eneti, Inc. ........................ 1,254 26,372
Genco Shipping & Trading Ltd. .......... 2,370 23,890
Matson, Inc. ...................... 5,372 358,312
Pangaea Logistics Solutions Ltd. ........ 967 3,056
Safe Bulkers, Inc.
(a)
................. 7,634 18,703
SEACOR Holdings, Inc.
(a)
............. 2,354 95,925
611,611
Media — 0.8%
AMC Networks, Inc., Class A
(a)(b)
......... 3,512 186,698
Boston Omaha Corp., Class A
(a)
......... 1,497 44,251
Cardlytics, Inc.
(a)
................... 3,709 406,877
comScore, Inc.
(a)
................... 8,078 29,565
Daily Journal Corp.
(a)
................ 153 48,417
Emerald Holding, Inc.
(a)
............... 2,520 13,910
Entercom Communications Corp., Class A
(a)
. 14,559 76,435
Entravision Communications Corp., Class A . 8,032 32,449
EW Scripps Co. (The), Class A .......... 7,028 135,430
Fluent, Inc.
(a)
...................... 4,481 18,372
Gannett Co., Inc.
(a)(b)
................. 15,730 84,627
Gray Television, Inc. ................. 10,604 195,114
Hemisphere Media Group, Inc.
(a)
......... 2,141 24,943
iHeartMedia, Inc., Class A
(a)
............ 7,497 136,071
Loral Space & Communications, Inc.
(b)
..... 1,501 56,543
Meredith Corp.
(a)
................... 4,943 147,202
Security
Shares
Shares Value
Media (continued)
MSG Networks, Inc., Class A
(a)
.......... 3,880 $ 58,355
National CineMedia, Inc. .............. 6,954 32,127
Saga Communications, Inc., Class A
(a)
..... 482 10,532
Scholastic Corp. ................... 3,598 108,336
Sinclair Broadcast Group, Inc., Class A .... 5,372 157,185
TechTarget, Inc.
(a)
................... 2,935 203,836
TEGNA, Inc. ...................... 27,133 510,914
Tribune Publishing Co.
(a)
.............. 1,716 30,871
WideOpenWest, Inc.
(a)
............... 6,242 84,829
2,833,889
Metals & Mining — 1.9%
Alcoa Corp.
(a)
..................... 23,363 759,064
Allegheny Technologies, Inc.
(a)
.......... 15,640 329,378
Arconic Corp.
(a)
.................... 12,264 311,383
Caledonia Mining Corp. plc ............ 1,367 19,535
Carpenter Technology Corp. ........... 5,773 237,559
Century Aluminum Co.
(a)
.............. 6,137 108,379
Cleveland-Cliffs, Inc.
(b)
............... 55,805 1,122,239
Coeur Mining, Inc.
(a)
................. 29,862 269,654
Commercial Metals Co. ............... 14,900 459,516
Compass Minerals International, Inc. ...... 4,250 266,560
Gatos Silver, Inc.
(a)
.................. 2,854 28,454
Gold Resource Corp. ................ 8,439 22,279
Haynes International, Inc. ............. 1,648 48,896
Hecla Mining Co. ................... 64,471 366,840
Kaiser Aluminum Corp. ............... 1,906 210,613
Materion Corp. .................... 2,443 161,824
Novagold Resources, Inc.
(a)
............ 30,065 263,369
Olympic Steel, Inc. .................. 1,268 37,343
Ryerson Holding Corp.
(a)
.............. 1,724 29,377
Schnitzer Steel Industries, Inc., Class A .... 3,224 134,731
SunCoke Energy, Inc. ................ 10,873 76,220
TimkenSteel Corp.
(a)
................. 5,979 70,253
United States Steel Corp. ............. 32,219 843,171
Warrior Met Coal, Inc.
(b)
............... 6,536 111,962
Worthington Industries, Inc. ............ 4,354 292,110
6,580,709
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc. 17,031 237,923
Arbor Realty Trust, Inc. ............... 14,660 233,094
Ares Commercial Real Estate Corp. ...... 3,589 49,241
Arlington Asset Investment Corp., Class A
(a)
. 2,565 10,363
ARMOUR Residential REIT, Inc.
(b)
....... 7,731 94,318
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 17,354 537,974
Broadmark Realty Capital, Inc. .......... 15,450 161,607
Capstead Mortgage Corp. ............. 12,646 78,784
Cherry Hill Mortgage Investment Corp.
(b)
... 2,234 20,865
Chimera Investment Corp.
(b)
............ 24,067 305,651
Colony Credit Real Estate, Inc. .......... 10,167 86,623
Dynex Capital, Inc. .................. 2,862 54,178
Ellington Financial, Inc. ............... 5,384 86,198
Ellington Residential Mortgage REIT ...... 1,164 14,329
Granite Point Mortgage Trust, Inc. ....... 6,283 75,207
Great Ajax Corp. ................... 2,702 29,452
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 9,127 512,025
Invesco Mortgage Capital, Inc. .......... 28,732 115,215
KKR Real Estate Finance Trust, Inc. ...... 3,798 69,845
Ladder Capital Corp. ................ 13,296 156,893
MFA Financial, Inc. .................. 55,941 227,680
New York Mortgage Trust, Inc. .......... 46,352 207,193
Orchid Island Capital, Inc.
(b)
............ 10,953 65,827
PennyMac Mortgage Investment Trust
(b)
... 12,104 237,238
Ready Capital Corp.
(b)
................ 9,654 129,557

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc. ................. 13,236 $ 137,787
TPG RE Finance Trust, Inc. ............ 7,288 81,626
Two Harbors Investment Corp. .......... 33,581 246,149
Western Asset Mortgage Capital Corp.
(b)
... 7,668 24,461
4,287,303
Multiline Retail — 0.3%
Big Lots, Inc. ...................... 4,591 313,565
Dillard's, Inc., Class A ................ 918 88,651
Franchise Group, Inc. ................ 2,604 94,031
Macy's, Inc.
(a)
..................... 38,715 626,796
1,123,043
Multi-Utilities — 0.4%
Avista Corp. ...................... 8,417 401,912
Black Hills Corp. ................... 7,849 524,078
NorthWestern Corp. ................. 6,243 407,043
Unitil Corp. ....................... 1,933 88,319
1,421,352
Oil, Gas & Consumable Fuels — 1.8%
Adams Resources & Energy, Inc. ........ 243 6,806
Antero Resources Corp.
(a)
............. 30,249 308,540
Arch Resources, Inc.
(a)
............... 1,775 73,840
Ardmore Shipping Corp.
(a)
............. 4,444 20,176
Berry Corp. ....................... 7,653 42,168
Bonanza Creek Energy, Inc.
(a)
.......... 2,503 89,432
Brigham Minerals, Inc., Class A ......... 4,915 71,956
Clean Energy Fuels Corp.
(a)(b)
........... 15,886 218,274
CNX Resources Corp.
(a)(b)
............. 27,154 399,164
Comstock Resources, Inc.
(a)
............ 2,578 14,282
CONSOL Energy, Inc.
(a)
.............. 3,650 35,478
Contango Oil & Gas Co.
(a)(b)
............ 14,503 56,562
CVR Energy, Inc. ................... 3,889 74,591
Delek US Holdings, Inc. .............. 7,560 164,657
DHT Holdings, Inc.
(b)
................. 14,560 86,341
Diamond S Shipping, Inc., Class S
(a)
...... 3,463 34,734
Dorian LPG Ltd.
(a)
.................. 4,501 59,098
Earthstone Energy, Inc., Class A
(a)
....... 2,843 20,327
Energy Fuels, Inc.
(a)
................. 16,939 96,214
Evolution Petroleum Corp. ............. 4,274 14,446
Falcon Minerals Corp. ................ 5,944 26,689
Frontline Ltd.
(a)(b)
................... 15,262 109,123
Golar LNG Ltd.
(a)
................... 12,576 128,653
Goodrich Petroleum Corp.
(a)
............ 1,356 12,828
Green Plains, Inc.
(a)
................. 4,336 117,376
International Seaways, Inc. ............ 3,061 59,322
Kosmos Energy Ltd.
(a)(b)
............... 48,871 150,034
Magnolia Oil & Gas Corp., Class A
(a)
...... 15,378 176,539
Matador Resources Co. .............. 13,667 320,491
NACCO Industries, Inc., Class A ......... 496 12,375
NextDecade Corp.
(a)
................. 2,703 7,217
Nordic American Tankers Ltd. .......... 18,951 61,591
Overseas Shipholding Group, Inc., Class A
(a)
9,123 18,793
Ovintiv, Inc. ....................... 32,674 778,295
Par Pacific Holdings, Inc.
(a)
............ 5,308 74,949
PBF Energy, Inc., Class A
(a)(b)
........... 12,096 171,158
PDC Energy, Inc.
(a)
.................. 12,243 421,159
Peabody Energy Corp.
(a)
.............. 6,471 19,801
Penn Virginia Corp.
(a)
................ 1,845 24,723
PrimeEnergy Resources Corp.
(a)
......... 68 3,563
Range Resources Corp.
(a)
............. 26,556 274,323
Renewable Energy Group, Inc.
(a)
........ 4,734 312,633
REX American Resources Corp.
(a)
....... 646 54,374
Scorpio Tankers, Inc. ................ 6,526 120,470
SFL Corp. Ltd. ..................... 11,099 89,014
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co. .................... 14,354 $ 234,975
Southwestern Energy Co.
(a)
............ 79,949 371,763
Talos Energy, Inc.
(a)
................. 1,656 19,938
Tellurian, Inc.
(a)(b)
................... 20,145 47,139
Uranium Energy Corp.
(a)
.............. 24,505 70,084
W&T Offshore, Inc.
(a)
................ 12,348 44,329
Whiting Petroleum Corp.
(a)
............. 164 5,814
World Fuel Services Corp. ............. 7,684 270,477
6,497,098
Paper & Forest Products — 0.4%
Clearwater Paper Corp.
(a)
............. 1,863 70,086
Domtar Corp.
(b)
.................... 6,878 254,142
Glatfelter Corp. .................... 5,305 90,981
Louisiana-Pacific Corp. ............... 13,666 757,916
Neenah, Inc. ...................... 2,097 107,744
Schweitzer-Mauduit International, Inc. ..... 3,739 183,099
Verso Corp., Class A ................ 3,988 58,185
1,522,153
Personal Products — 0.4%
BellRing Brands, Inc., Class A
(a)
......... 4,729 111,652
Edgewell Personal Care Co. ........... 6,613 261,875
elf Beauty, Inc.
(a)
................... 5,796 155,507
Inter Parfums, Inc. .................. 2,139 151,719
Lifevantage Corp.
(a)
................. 1,846 17,260
Medifast, Inc. ..................... 1,381 292,523
Nature's Sunshine Products, Inc. ........ 1,254 25,030
Revlon, Inc., Class A
(a)
............... 1,015 12,515
USANA Health Sciences, Inc.
(a)
......... 1,476 144,057
Veru, Inc.
(a)
....................... 6,942 74,800
1,246,938
Pharmaceuticals — 1.5%
AcelRx Pharmaceuticals, Inc.
(a)
......... 10,527 17,896
Aerie Pharmaceuticals, Inc.
(a)
........... 4,301 76,859
Agile Therapeutics, Inc.
(a)
............. 8,972 18,662
Amneal Pharmaceuticals, Inc.
(a)
......... 12,798 86,131
Amphastar Pharmaceuticals, Inc.
(a)
....... 4,678 85,701
Angion Biomedica Corp.
(a)
............. 653 11,800
ANI Pharmaceuticals, Inc.
(a)
............ 1,233 44,561
Aquestive Therapeutics, Inc.
(a)
.......... 2,541 13,213
Arvinas, Inc.
(a)
..................... 4,474 295,731
Atea Pharmaceuticals, Inc.
(a)(b)
.......... 1,806 111,521
Athira Pharma, Inc.
(a)
................ 1,568 28,851
Avenue Therapeutics, Inc.
(a)
............ 806 4,892
Axsome Therapeutics, Inc.
(a)
........... 3,522 199,416
Aytu BioPharma, Inc.
(a)(b)
.............. 2,484 18,878
BioDelivery Sciences International, Inc.
(a)
... 11,503 44,977
Cara Therapeutics, Inc.
(a)
............. 4,828 104,816
Cassava Sciences, Inc.
(a)
............. 3,974 178,631
Cerecor, Inc.
(a)
..................... 4,088 12,346
Chiasma, Inc.
(a)
.................... 6,442 20,163
Collegium Pharmaceutical, Inc.
(a)
........ 4,442 105,275
Corcept Therapeutics, Inc.
(a)
........... 11,896 283,006
CorMedix, Inc.
(a)
.................... 3,633 36,294
Cymabay Therapeutics, Inc.
(a)
.......... 9,305 42,245
Durect Corp.
(a)
..................... 26,082 51,642
Eloxx Pharmaceuticals, Inc.
(a)(b)
......... 3,641 12,088
Endo International plc
(a)
............... 28,273 209,503
Eton Pharmaceuticals, Inc.
(a)
........... 1,911 13,989
Evofem Biosciences, Inc.
(a)
............ 9,550 16,712
Evolus, Inc.
(a)
..................... 2,879 37,398
Fulcrum Therapeutics, Inc.
(a)
........... 1,735 20,438
Graybug Vision, Inc.
(a)
................ 754 4,185
Harmony Biosciences Holdings, Inc.
(a)
..... 681 22,500

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Pharmaceuticals (continued)
Harrow Health, Inc.
(a)(b)
............... 2,973 $ 20,068
IMARA, Inc.
(a)
..................... 667 5,629
Innoviva, Inc.
(a)
.................... 7,273 86,912
Intra-Cellular Therapies, Inc.
(a)(b)
......... 8,181 277,581
Kala Pharmaceuticals, Inc.
(a)(b)
.......... 5,270 35,520
Kaleido Biosciences, Inc.
(a)
............ 1,552 12,571
Landos Biopharma, Inc.
(a)
............. 763 7,348
Lannett Co., Inc.
(a)
.................. 4,271 22,551
Liquidia Corp.
(a)
.................... 2,719 7,314
Lyra Therapeutics, Inc.
(a)
.............. 594 6,884
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 3,597 55,682
NGM Biopharmaceuticals, Inc.
(a)
......... 3,250 94,478
Ocular Therapeutix, Inc.
(a)
............. 8,761 143,768
Odonate Therapeutics, Inc.
(a)
........... 1,770 6,053
Omeros Corp.
(a)
.................... 7,098 126,344
Optinose, Inc.
(a)
.................... 4,175 15,406
Osmotica Pharmaceuticals plc
(a)
......... 1,621 5,284
Pacira BioSciences, Inc.
(a)
............. 5,270 369,374
Paratek Pharmaceuticals, Inc.
(a)(b)
........ 5,304 37,446
Phathom Pharmaceuticals, Inc.
(a)
........ 1,432 53,786
Phibro Animal Health Corp., Class A ...... 2,748 67,051
Pliant Therapeutics, Inc.
(a)
............. 2,932 115,316
Prestige Consumer Healthcare, Inc.
(a)
..... 6,119 269,726
Provention Bio, Inc.
(a)
................ 6,527 68,501
Recro Pharma, Inc.
(a)
................ 2,701 7,536
Relmada Therapeutics, Inc.
(a)
........... 1,894 66,688
Revance Therapeutics, Inc.
(a)
........... 7,766 217,060
Satsuma Pharmaceuticals, Inc.
(a)
........ 1,227 7,252
scPharmaceuticals, Inc.
(a)
............. 616 4,096
SIGA Technologies, Inc.
(a)
............. 7,071 45,961
Strongbridge Biopharma plc
(a)
.......... 4,835 13,345
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 6,253 163,704
Tarsus Pharmaceuticals, Inc.
(a)
.......... 752 24,237
Terns Pharmaceuticals, Inc.
(a)
........... 1,020 22,440
TherapeuticsMD, Inc.
(a)
............... 40,589 54,389
Theravance Biopharma, Inc.
(a)
.......... 5,779 117,949
Tricida, Inc.
(a)
...................... 3,799 20,097
Verrica Pharmaceuticals, Inc.
(a)
.......... 1,714 25,967
VYNE Therapeutics, Inc.
(a)
............. 4,792 32,801
WaVe Life Sciences Ltd.
(a)
............. 4,322 24,246
Xeris Pharmaceuticals, Inc.
(a)
........... 5,231 23,592
Zogenix, Inc.
(a)
..................... 7,167 139,900
5,152,173
Professional Services — 1.5%
Acacia Research Corp.
(a)
.............. 5,266 35,019
Akerna Corp.
(a)
.................... 3,319 16,396
ASGN, Inc.
(a)
...................... 6,331 604,231
Barrett Business Services, Inc. .......... 891 61,354
BGSF, Inc. ....................... 1,420 19,880
CBIZ, Inc.
(a)
....................... 6,164 201,316
CRA International, Inc. ............... 841 62,772
Exponent, Inc. ..................... 6,385 622,218
Forrester Research, Inc.
(a)
............. 1,475 62,658
Franklin Covey Co.
(a)
................ 1,676 47,414
GP Strategies Corp.
(a)
................ 1,846 32,213
Heidrick & Struggles International, Inc. .... 2,229 79,620
Huron Consulting Group, Inc.
(a)
.......... 2,848 143,482
ICF International, Inc. ................ 2,213 193,416
Insperity, Inc. ...................... 4,442 371,973
KBR, Inc. ........................ 17,582 674,973
Kelly Services, Inc., Class A
(a)
.......... 4,184 93,178
Kforce, Inc. ....................... 2,465 132,124
Korn Ferry ....................... 6,622 413,014
ManTech International Corp., Class A
(b)
.... 3,361 292,239
Mastech Digital, Inc.
(a)
................ 525 9,245
Security
Shares
Shares Value
Professional Services (continued)
Mistras Group, Inc.
(a)
................ 2,325 $ 26,528
Red Violet, Inc.
(a)
................... 813 14,976
Resources Connection, Inc. ............ 4,164 56,381
TriNet Group, Inc.
(a)
................. 5,094 397,128
TrueBlue, Inc.
(a)
.................... 4,215 92,814
Upwork, Inc.
(a)
..................... 11,436 511,990
Willdan Group, Inc.
(a)
................ 1,339 54,966
5,323,518
Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA
(a)
....... 708 6,506
American Realty Investors, Inc.
(a)
........ 393 3,470
Cushman & Wakefield plc
(a)
............ 13,609 222,099
eXp World Holdings, Inc.
(a)
............. 6,163 280,725
Fathom Holdings, Inc.
(a)
.............. 624 22,857
Forestar Group, Inc.
(a)
................ 2,201 51,239
FRP Holdings, Inc.
(a)
................. 908 44,692
Kennedy-Wilson Holdings, Inc. .......... 15,030 303,756
Marcus & Millichap, Inc.
(a)
............. 2,781 93,720
Maui Land & Pineapple Co., Inc.
(a)
....... 1,072 12,382
Newmark Group, Inc., Class A .......... 18,271 182,801
Rafael Holdings, Inc., Class B
(a)(b)
........ 1,177 46,986
RE/MAX Holdings, Inc., Class A ......... 2,229 87,800
Realogy Holdings Corp.
(a)(b)
............ 14,128 213,757
Redfin Corp.
(a)
..................... 12,378 824,251
RMR Group, Inc. (The), Class A ......... 1,887 77,008
St. Joe Co. (The) ................... 4,023 172,587
Stratus Properties, Inc.
(a)
.............. 832 25,376
Tejon Ranch Co.
(a)
.................. 2,793 46,755
Transcontinental Realty Investors, Inc.
(a)
... 162 3,486
2,722,253
Road & Rail — 0.6%
ArcBest Corp.
(b)
.................... 3,177 223,566
Avis Budget Group, Inc.
(a)
............. 6,546 474,847
Covenant Logistics Group, Inc., Class A
(a)
.. 1,391 28,641
Daseke, Inc.
(a)
..................... 5,427 46,075
Heartland Express, Inc. ............... 6,002 117,519
Marten Transport Ltd. ................ 7,509 127,428
PAM Transportation Services, Inc.
(a)
...... 250 15,425
Saia, Inc.
(a)
....................... 3,262 752,152
Universal Logistics Holdings, Inc. ........ 1,108 29,151
US Xpress Enterprises, Inc., Class A
(a)
..... 2,996 35,203
Werner Enterprises, Inc. .............. 7,385 348,350
2,198,357
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries, Inc.
(b)
....... 4,695 512,553
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,706 88,486
Ambarella, Inc.
(a)(b)
.................. 4,153 416,920
Amkor Technology, Inc. ............... 12,374 293,388
Atomera, Inc.
(a)
.................... 2,344 57,428
Axcelis Technologies, Inc.
(a)
............ 4,063 166,949
AXT, Inc.
(a)
....................... 5,162 60,189
Brooks Automation, Inc.
(b)
............. 9,009 735,585
CEVA, Inc.
(a)
...................... 2,732 153,402
CMC Materials, Inc. ................. 3,600 636,444
Cohu, Inc.
(a)
...................... 5,217 218,279
CyberOptics Corp.
(a)
................. 942 24,464
Diodes, Inc.
(a)
..................... 5,326 425,228
DSP Group, Inc.
(a)
.................. 2,886 41,125
FormFactor, Inc.
(a)
.................. 9,642 434,951
GSI Technology, Inc.
(a)
............... 2,022 13,527
Ichor Holdings Ltd.
(a)
................. 3,294 177,217
Impinj, Inc.
(a)
...................... 2,061 117,209
Lattice Semiconductor Corp.
(a)
.......... 16,862 759,127

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc.
(a)
6,063 $ 351,775
Maxeon Solar Technologies Ltd.
(a)
........ 1,292 40,775
MaxLinear, Inc.
(a)(b)
.................. 8,439 287,601
NeoPhotonics Corp.
(a)
................ 6,505 77,735
NVE Corp. ....................... 672 47,107
Onto Innovation, Inc.
(a)
............... 5,855 384,732
PDF Solutions, Inc.
(a)
................ 3,884 69,058
Photronics, Inc.
(a)
................... 7,114 91,486
Pixelworks, Inc.
(a)
................... 4,865 16,103
Power Integrations, Inc. .............. 7,291 594,071
Rambus, Inc.
(a)(b)
................... 13,971 271,596
Semtech Corp.
(a)
................... 8,038 554,622
Silicon Laboratories, Inc.
(a)
............. 5,366 756,982
SiTime Corp.
(a)
..................... 1,500 147,900
SMART Global Holdings, Inc.
(a)
.......... 1,895 87,208
SunPower Corp.
(a)
.................. 9,334 312,222
Synaptics, Inc.
(a)
................... 4,335 587,046
Ultra Clean Holdings, Inc.
(a)
............ 5,051 293,160
Veeco Instruments, Inc.
(a)
............. 5,845 121,225
10,424,875
Software — 5.0%
8x8, Inc.
(a)
........................ 13,240 429,506
A10 Networks, Inc.
(a)
................. 7,870 75,631
ACI Worldwide, Inc.
(a)
................ 14,172 539,245
Agilysys, Inc.
(a)
.................... 2,296 110,116
Alarm.com Holdings, Inc.
(a)
............ 5,900 509,642
Altair Engineering, Inc., Class A
(a)
........ 5,444 340,631
American Software, Inc., Class A ........ 3,866 80,026
Appfolio, Inc., Class A
(a)
.............. 2,023 286,072
Appian Corp.
(a)
.................... 4,403 585,379
Asure Software, Inc.
(a)
................ 1,419 10,841
Avaya Holdings Corp.
(a)
............... 10,308 288,933
Benefitfocus, Inc.
(a)
.................. 3,775 52,133
Blackbaud, Inc.
(a)
................... 6,035 428,968
Blackline, Inc.
(a)
.................... 6,317 684,763
Bottomline Technologies DE, Inc.
(a)
....... 5,467 247,382
Box, Inc., Class A
(a)
................. 17,555 403,063
Cerence, Inc.
(a)
.................... 4,678 419,055
ChannelAdvisor Corp.
(a)
.............. 3,261 76,797
Cloudera, Inc.
(a)
.................... 25,465 309,909
Cognyte Software Ltd.
(a)
.............. 7,962 221,423
CommVault Systems, Inc.
(a)
............ 5,260 339,270
Cornerstone OnDemand, Inc.
(a)
......... 7,633 332,646
Digimarc Corp.
(a)
................... 1,475 43,748
Digital Turbine, Inc.
(a)
................ 10,454 840,083
Domo, Inc., Class B
(a)
................ 3,264 183,731
Ebix, Inc. ........................ 3,345 107,140
eGain Corp.
(a)
..................... 2,825 26,809
Envestnet, Inc.
(a)
................... 6,564 474,118
GTY Technology Holdings, Inc.
(a)
........ 5,830 37,254
Intelligent Systems Corp.
(a)
............ 978 40,010
InterDigital, Inc. .................... 3,709 235,336
j2 Global, Inc.
(a)(b)
................... 5,384 645,326
LivePerson, Inc.
(a)
.................. 7,674 404,727
MicroStrategy, Inc., Class A
(a)
........... 902 612,278
Mimecast Ltd.
(a)
.................... 7,074 284,445
Mitek Systems, Inc.
(a)
................ 5,041 73,498
Model N, Inc.
(a)
.................... 4,394 154,801
ON24, Inc.
(a)
...................... 1,045 50,693
OneSpan, Inc.
(a)
.................... 3,920 96,040
Park City Group, Inc.
(a)(b)
.............. 1,277 7,802
Ping Identity Holding Corp.
(a)
........... 4,740 103,948
Progress Software Corp. .............. 5,475 241,228
PROS Holdings, Inc.
(a)
............... 5,082 215,985
Q2 Holdings, Inc.
(a)
.................. 6,240 625,248
Security
Shares
Shares Value
Software (continued)
QAD, Inc., Class A .................. 1,395 $ 92,879
Qualys, Inc.
(a)
..................... 4,195 439,552
Rapid7, Inc.
(a)(b)
.................... 6,412 478,399
Rimini Street, Inc.
(a)
................. 2,641 23,690
Sailpoint Technologies Holdings, Inc.
(a)
.... 11,007 557,394
Sapiens International Corp. NV ......... 3,411 108,436
SeaChange International, Inc.
(a)
......... 3,077 4,769
SecureWorks Corp., Class A
(a)
.......... 1,136 15,200
ShotSpotter, Inc.
(a)
.................. 1,098 38,507
Smith Micro Software, Inc.
(a)
............ 4,237 23,325
Sprout Social, Inc., Class A
(a)(b)
.......... 3,383 195,402
SPS Commerce, Inc.
(a)
............... 4,422 439,149
Sumo Logic, Inc.
(a)
.................. 1,780 33,571
SVMK, Inc.
(a)
...................... 15,149 277,530
Synchronoss Technologies, Inc.
(a)
........ 5,752 20,535
Telos Corp.
(a)
...................... 2,001 75,878
Tenable Holdings, Inc.
(a)
.............. 8,819 319,115
Upland Software, Inc.
(a)(b)
.............. 3,346 157,898
Varonis Systems, Inc.
(a)
............... 12,588 646,268
Verint Systems, Inc.
(a)
................ 8,035 365,512
Veritone, Inc.
(a)
.................... 3,263 78,247
Viant Technology, Inc., Class A
(a)
......... 1,317 69,656
VirnetX Holding Corp. ................ 8,291 46,181
Workiva, Inc.
(a)
..................... 4,932 435,298
Xperi Holding Corp.
(b)
................ 12,824 279,178
Yext, Inc.
(a)(b)
...................... 13,171 190,716
Zix Corp.
(a)
....................... 7,316 55,236
Zuora, Inc., Class A
(a)
................ 12,994 192,311
17,935,511
Specialty Retail — 3.5%
Aaron's Co., Inc. (The) ............... 4,371 112,247
Abercrombie & Fitch Co., Class A
(a)
....... 7,849 269,299
Academy Sports & Outdoors, Inc.
(a)
....... 3,802 102,616
American Eagle Outfitters, Inc.
(b)
......... 18,696 546,671
America's Car-Mart, Inc.
(a)
............. 761 115,954
Asbury Automotive Group, Inc.
(a)
......... 2,381 467,866
At Home Group, Inc.
(a)
............... 6,559 188,243
Bed Bath & Beyond, Inc.
(a)
............. 15,067 439,203
Boot Barn Holdings, Inc.
(a)
............. 3,624 225,811
Buckle, Inc. (The) .................. 3,695 145,140
Caleres, Inc.
(b)
..................... 4,728 103,070
Camping World Holdings, Inc., Class A .... 4,000 145,520
Cato Corp. (The), Class A
(a)
............ 2,160 25,920
Chico's FAS, Inc.
(a)
.................. 13,756 45,532
Children's Place, Inc. (The)
(a)(b)
.......... 1,746 121,696
Citi Trends, Inc.
(a)
................... 1,157 96,933
Conn's, Inc.
(a)
..................... 2,008 39,056
Container Store Group, Inc. (The)
(a)
....... 3,854 64,131
Designer Brands, Inc., Class A
(a)
......... 7,913 137,686
Envela Corp.
(a)
..................... 1,027 5,156
Express, Inc.
(a)
..................... 8,759 35,211
GameStop Corp., Class A
(a)
............ 7,091 1,346,014
Genesco, Inc.
(a)
.................... 1,747 82,982
Group 1 Automotive, Inc.
(b)
............. 2,152 339,564
GrowGeneration Corp.
(a)(b)
............. 5,050 250,934
Guess?, Inc. ...................... 4,816 113,176
Haverty Furniture Cos., Inc. ............ 2,098 78,025
Hibbett Sports, Inc.
(a)
................ 2,052 141,362
Lithia Motors, Inc., Class A ............ 3,225 1,258,040
Lumber Liquidators Holdings, Inc.
(a)
....... 3,716 93,346
MarineMax, Inc.
(a)
................... 2,702 133,371
Michaels Cos., Inc. (The)
(a)
............ 9,172 201,234
Monro, Inc.
(b)
...................... 4,060 267,148
Murphy USA, Inc. .................. 3,167 457,822
National Vision Holdings, Inc.
(a)
......... 9,950 436,109

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Specialty Retail (continued)
ODP Corp. (The)
(a)
.................. 6,535 $ 282,900
OneWater Marine, Inc., Class A
(a)
........ 1,285 51,349
Rent-A-Center, Inc. ................. 6,015 346,825
RH
(a)(b)
.......................... 1,956 1,166,950
Sally Beauty Holdings, Inc.
(a)
........... 13,945 280,713
Shoe Carnival, Inc. .................. 1,138 70,419
Signet Jewelers Ltd.
(a)
................ 6,537 379,015
Sleep Number Corp.
(a)
............... 3,330 477,822
Sonic Automotive, Inc., Class A ......... 2,877 142,613
Sportsman's Warehouse Holdings, Inc.
(a)
... 5,364 92,475
Tilly's, Inc., Class A
(a)
................ 2,334 26,421
Urban Outfitters, Inc.
(a)
............... 8,616 320,429
Winmark Corp. .................... 395 73,640
Zumiez, Inc.
(a)
..................... 2,658 114,028
12,457,687
Technology Hardware, Storage & Peripherals — 0.3%
(a)
3D Systems Corp. .................. 15,125 415,030
Avid Technology, Inc. ................ 4,169 88,008
Corsair Gaming, Inc.
(b)
............... 2,926 97,407
Diebold Nixdorf, Inc. ................. 8,779 124,047
Eastman Kodak Co. ................. 2,191 17,243
Immersion Corp. ................... 2,073 19,859
Intevac, Inc. ...................... 2,670 19,090
Quantum Corp. .................... 5,166 43,033
Super Micro Computer, Inc. ............ 5,326 208,034
1,031,751
Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc.
(a)
...................... 8,298 667,574
Deckers Outdoor Corp.
(a)
.............. 3,473 1,147,549
Fossil Group, Inc.
(a)
................. 5,744 71,226
G-III Apparel Group Ltd.
(a)
............. 5,543 167,066
Kontoor Brands, Inc. ................. 6,398 310,495
Lakeland Industries, Inc.
(a)
............. 1,003 27,944
Movado Group, Inc. ................. 1,734 49,332
Oxford Industries, Inc.
(b)
.............. 2,021 176,676
Rocky Brands, Inc. .................. 943 50,978
Steven Madden Ltd. ................. 10,175 379,120
Superior Group of Cos., Inc. ........... 1,397 35,512
Unifi, Inc.
(a)
....................... 1,745 48,092
Vera Bradley, Inc.
(a)
................. 3,000 30,300
Wolverine World Wide, Inc. ............ 10,002 383,277
3,545,141
Thrifts & Mortgage Finance — 1.7%
Axos Financial, Inc.
(a)
................ 7,147 335,980
Bogota Financial Corp.
(a)
.............. 813 8,341
Bridgewater Bancshares, Inc.
(a)
......... 3,082 49,774
Capitol Federal Financial, Inc. .......... 15,957 211,351
Columbia Financial, Inc.
(a)
............. 5,524 96,560
ESSA Bancorp, Inc. ................. 1,222 19,552
Essent Group Ltd. .................. 13,647 648,096
Federal Agricultural Mortgage Corp., Class C 1,079 108,677
Flagstar Bancorp, Inc. ............... 5,943 268,029
FS Bancorp, Inc. ................... 493 33,130
Greene County Bancorp, Inc. ........... 388 9,704
Hingham Institution For Savings (The) ..... 187 53,063
Home Bancorp, Inc. ................. 1,018 36,699
Home Point Capital, Inc.
(a)
............. 965 8,975
HomeStreet, Inc. ................... 2,561 112,863
Kearny Financial Corp. ............... 9,094 109,856
Luther Burbank Corp. ................ 2,629 31,101
Merchants Bancorp ................. 1,064 44,624
Meridian Bancorp, Inc. ............... 5,532 101,899
Meta Financial Group, Inc. ............. 3,795 171,951
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
MMA Capital Holdings, Inc.
(a)
........... 637 $ 14,530
Mr Cooper Group, Inc.
(a)
.............. 9,329 324,276
NMI Holdings, Inc., Class A
(a)
........... 10,038 237,298
Northfield Bancorp, Inc. .............. 5,768 91,827
Northwest Bancshares, Inc. ............ 14,187 205,002
Oconee Federal Financial Corp. ......... 98 2,556
OP Bancorp ...................... 1,864 19,609
PCSB Financial Corp. ................ 2,088 34,682
PDL Community Bancorp
(a)
............ 1,335 14,832
PennyMac Financial Services, Inc.
(b)
...... 5,165 345,384
Pioneer Bancorp, Inc.
(a)
............... 1,483 17,277
Premier Financial Corp. .............. 4,636 154,193
Provident Bancorp, Inc. ............... 2,076 29,894
Provident Financial Holdings, Inc. ........ 732 12,371
Provident Financial Services, Inc. ........ 8,676 193,301
Prudential Bancorp, Inc. .............. 351 5,181
Radian Group, Inc. .................. 23,530 547,073
Riverview Bancorp, Inc. .............. 3,056 21,178
Security National Financial Corp., Class A
(a)
. 841 7,863
Southern Missouri Bancorp, Inc. ......... 1,047 41,273
Standard AVB Financial Corp. .......... 404 13,191
Sterling Bancorp, Inc.
(a)
............... 2,419 13,692
Territorial Bancorp, Inc. ............... 1,110 29,371
Timberland Bancorp, Inc. ............. 982 27,309
TrustCo Bank Corp. ................. 12,433 91,631
Walker & Dunlop, Inc. ................ 3,497 359,282
Washington Federal, Inc. .............. 9,269 285,485
Waterstone Financial, Inc. ............. 2,421 49,437
Western New England Bancorp, Inc. ...... 2,982 25,138
WSFS Financial Corp. ............... 5,884 292,964
5,967,325
Tobacco — 0.1%
Turning Point Brands, Inc. ............. 1,518 79,194
Universal Corp. .................... 2,955 174,316
Vector Group Ltd. .................. 17,358 242,144
495,654
Trading Companies & Distributors — 1.5%
Alta Equipment Group, Inc.
(a)
........... 2,288 29,744
Applied Industrial Technologies, Inc. ...... 4,845 441,719
Beacon Roofing Supply, Inc.
(a)
.......... 6,809 356,247
Boise Cascade Co. ................. 4,815 288,081
CAI International, Inc. ................ 2,015 91,723
DXP Enterprises, Inc.
(a)
............... 1,896 57,202
EVI Industries, Inc.
(a)
................. 654 18,816
GATX Corp.
(b)
..................... 4,304 399,153
General Finance Corp.
(a)
.............. 1,474 17,909
GMS, Inc.
(a)
....................... 5,276 220,273
H&E Equipment Services, Inc. .......... 3,900 148,200
Herc Holdings, Inc.
(a)
................ 3,036 307,638
Lawson Products, Inc.
(a)
.............. 584 30,286
McGrath RentCorp .................. 2,955 238,321
MRC Global, Inc.
(a)
.................. 9,917 89,550
Nesco Holdings, Inc.
(a)
............... 1,542 14,418
NOW, Inc.
(a)
...................... 13,557 136,790
Rush Enterprises, Inc., Class A ......... 5,017 249,997
Rush Enterprises, Inc., Class B ......... 853 38,462
SiteOne Landscape Supply, Inc.
(a)
........ 5,461 932,411
Systemax, Inc. .................... 1,489 61,228
Textainer Group Holdings Ltd.
(a)
......... 6,218 178,146
Titan Machinery, Inc.
(a)
............... 2,475 63,112
Transcat, Inc.
(a)
.................... 853 41,865
Triton International Ltd. ............... 7,466 410,555
Veritiv Corp.
(a)
..................... 1,816 77,253
WESCO International, Inc.
(a)
........... 6,100 527,833

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Willis Lease Finance Corp.
(a)
........... 394 $ 17,123
5,484,055
Water Utilities — 0.4%
American States Water Co.
(b)
........... 4,533 342,786
Artesian Resources Corp., Class A ....... 1,099 43,279
Cadiz, Inc.
(a)
...................... 2,492 23,898
California Water Service Group
(b)
........ 6,100 343,674
Consolidated Water Co. Ltd., Class D ..... 1,787 24,035
Global Water Resources, Inc. ........... 1,617 26,373
Middlesex Water Co. ................ 2,167 171,236
Pure Cycle Corp.
(a)(b)
................. 2,648 35,536
SJW Group ....................... 3,182 200,434
York Water Co. (The) ................ 1,710 83,739
1,294,990
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.
(a)
............... 5,670 79,777
Gogo, Inc.
(a)
...................... 7,126 68,837
Shenandoah Telecommunications Co. ..... 5,984 292,079
Spok Holdings, Inc. ................. 2,466 25,868
466,561
Total Common Stocks — 98.7%
(Cost: $220,661,771) ............................. 350,778,916
Investment Companies — 0.0%
Ferroglobe Representation & Warranty
Insurance Trust - Beneficial Interest Units
(d)
10,979 —
Total Investment Companies — 0.0%
(Cost: $—) .................................... —
Security
Shares
Shares Value
Rights — 0.0%
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ........... 1,703 $ 5,109
Oncternal Therapeutics, Inc., CVR ....... 105 215
5,324
Total Rights — 0.0%
(Cost: $5,109) ................................. 5,324
Total Long-Term Investments — 98.7%
(Cost: $220,666,880) ............................. 350,784,240
Short-Term Securities — 8.7%
(e)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 4,350,590 4,350,590
SL Liquidity Series, LLC, Money Market Series,
0.16%
(f)
....................... 26,560,892 26,568,860
Total Short-Term Securities — 8.7%
(Cost: $30,921,335) .............................. 30,919,450
Total Investments — 107.4%
(Cost: $251,588,215 ) ............................. 381,703,690
Liabilities in Excess of Other Assets — (7.4)% ............ (26,376,860)
Net Assets — 100.0% .............................. $ 355,326,830
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,838,753 $ 511,837 $ — $ — $ — $ 4,350,590 4,350,590 $ 156 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 26,267,552 301,111 — 2,041 (1,844) 26,568,860 26,560,892 33,958
(b)
—
$ 2,041 $ (1,844) $ 30,919,450 $ 34,114 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-mini Index .................................................... 47 06/18/21 $ 5,223 $ (251,925)
Glossary of Terms Used in this Report
Portfolio Abbreviations
CVR Contingent Value Rights
REIT Real Estate Investment Trust

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as o f Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 3,008,257 $ — $ — $ 3,008,257
Air Freight & Logistics .................................... 1,118,550 — — 1,118,550
Airlines .............................................. 1,387,545 — — 1,387,545
Auto Components ...................................... 4,903,468 — — 4,903,468
Automobiles .......................................... 456,551 — — 456,551
Banks ............................................... 30,176,123 — — 30,176,123
Beverages ........................................... 970,166 — — 970,166
Biotechnology ......................................... 34,886,597 — — 34,886,597
Building Products ....................................... 6,032,133 — — 6,032,133
Capital Markets ........................................ 5,360,326 — — 5,360,326
Chemicals ............................................ 6,148,252 — — 6,148,252
Commercial Services & Supplies ............................. 6,591,786 — — 6,591,786
Communications Equipment ................................ 2,399,598 — — 2,399,598
Construction & Engineering ................................ 5,484,038 — — 5,484,038
Construction Materials .................................... 665,591 — — 665,591
Consumer Finance ...................................... 2,352,736 — — 2,352,736
Containers & Packaging .................................. 766,959 — — 766,959
Distributors ........................................... 293,874 — — 293,874
Diversified Consumer Services .............................. 1,657,388 — — 1,657,388
Diversified Financial Services ............................... 581,812 — — 581,812
Diversified Telecommunication Services ........................ 2,424,209 — — 2,424,209
Electric Utilities ........................................ 2,061,129 — — 2,061,129
Electrical Equipment ..................................... 5,837,970 — — 5,837,970
Electronic Equipment, Instruments & Components ................. 7,339,798 — — 7,339,798
Energy Equipment & Services .............................. 2,633,961 — — 2,633,961
Entertainment ......................................... 1,401,192 — — 1,401,192

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Equity Real Estate Investment Trusts (REITs) .................... $ 18,030,756 $ — $ — $ 18,030,756
Food & Staples Retailing .................................. 2,906,817 — — 2,906,817
Food Products ......................................... 5,014,053 — — 5,014,053
Gas Utilities ........................................... 2,963,836 — — 2,963,836
Health Care Equipment & Supplies ........................... 11,711,267 — — 11,711,267
Health Care Providers & Services ............................ 9,435,901 — — 9,435,901
Health Care Technology .................................. 4,030,864 — — 4,030,864
Hotels, Restaurants & Leisure .............................. 13,973,593 — — 13,973,593
Household Durables ..................................... 7,653,316 — — 7,653,316
Household Products ..................................... 868,579 — — 868,579
Independent Power and Renewable Electricity Producers ............ 1,888,987 — — 1,888,987
Industrial Conglomerates .................................. 172,677 — — 172,677
Insurance ............................................ 6,778,303 — — 6,778,303
Interactive Media & Services ............................... 1,304,844 — — 1,304,844
Internet & Direct Marketing Retail ............................ 2,828,478 — — 2,828,478
IT Services ........................................... 5,324,178 6,444 — 5,330,622
Leisure Products ....................................... 2,243,067 — — 2,243,067
Life Sciences Tools & Services .............................. 3,131,182 — — 3,131,182
Machinery ............................................ 12,947,818 — — 12,947,818
Marine .............................................. 611,611 — — 611,611
Media ............................................... 2,833,889 — — 2,833,889
Metals & Mining ........................................ 6,580,709 — — 6,580,709
Mortgage Real Estate Investment Trusts (REITs) .................. 4,287,303 — — 4,287,303
Multiline Retail ......................................... 1,123,043 — — 1,123,043
Multi-Utilities .......................................... 1,421,352 — — 1,421,352
Oil, Gas & Consumable Fuels ............................... 6,497,098 — — 6,497,098
Paper & Forest Products .................................. 1,522,153 — — 1,522,153
Personal Products ...................................... 1,246,938 — — 1,246,938
Pharmaceuticals ....................................... 5,152,173 — — 5,152,173
Professional Services .................................... 5,323,518 — — 5,323,518
Real Estate Management & Development ....................... 2,722,253 — — 2,722,253
Road & Rail ........................................... 2,198,357 — — 2,198,357
Semiconductors & Semiconductor Equipment .................... 10,424,875 — — 10,424,875
Software ............................................. 17,935,511 — — 17,935,511
Specialty Retail ........................................ 12,457,687 — — 12,457,687
Technology Hardware, Storage & Peripherals .................... 1,031,751 — — 1,031,751
Textiles, Apparel & Luxury Goods ............................ 3,545,141 — — 3,545,141
Thrifts & Mortgage Finance ................................ 5,967,325 — — 5,967,325
Tobacco ............................................. 495,654 — — 495,654
Trading Companies & Distributors ............................ 5,484,055 — — 5,484,055
Water Utilities ......................................... 1,294,990 — — 1,294,990
Wireless Telecommunication Services ......................... 466,561 — — 466,561
Rights ................................................ — — 5,324 5,324
Short-Term Securities ....................................... 4,350,590 — — 4,350,590
Subtotal ....................................................
$ 355,123,062 $ 6,444 $ 5,324 $ 355,134,830
Investments Valued at NAV
(a)
...................................... 26,568,860
$ —
Total Investments .............................................. $ 381,703,690
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (251,925) $ — $ — $ (251,925)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.